   As filed with the Securities and Exchange Commission on January 3, 2003

                                              Securities Act File No. 333-101146


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             ---------------------


     Pre-Effective Amendment No.            X  Post-Effective Amendment No. 1
-----                           -----     -----


                        (Check appropriate box or boxes)

                             ---------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (404) 261-1116
                        (Area Code and Telephone Number)

          Suite 450, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326
                    (Address of Principal Executive Offices)

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                             ATLANTA, GEORGIA 30326
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                             ---------------------


It is proposed that this filing will become effective immediately pursuant to Rule 485(b).


                             ---------------------


Title of Securities Being Registered: Shares of Common Stock, Par Value of $0.001 per share.

No filing fee is required because of reliance on Section 24(f) under The Investment Company Act of 1940, as amended.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                GLOBAL HEALTH CARE FUND AND MID-CAP GROWTH FUND

                            ATLANTA FINANCIAL CENTER
                      3343 PEACHTREE ROAD, N.E., SUITE 450
                             ATLANTA, GEORGIA 30326
                             ---------------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                             ---------------------

Dear Shareholders:

     Notice is hereby given that a Joint Special Meeting of the Shareholders (the "Meeting") of the Global Health Care Fund and Mid-Cap Growth Fund series of The Enterprise Group of Funds, Inc. (the "Enterprise Funds") will be held at 3 p.m. Eastern time on February 10, 2003 at the offices of the Enterprise Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, for the following purposes:

          1. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Global Health Care Fund series of the Enterprise Funds will be transferred to the Capital Appreciation Fund, a separate series of the Enterprise Funds, in exchange for shares of the Capital Appreciation Fund and the Capital Appreciation Fund's assumption of all of the liabilities, if any, of the Global Health Care Fund.

          2. To approve an Agreement and Plan of Reorganization whereby all of the assets of the Mid-Cap Growth Fund series of the Enterprise Funds will be transferred to the Managed Fund, a separate series of the Enterprise Funds, in exchange for shares of the Managed Fund and the Managed Fund's assumption of all of the liabilities, if any, of the Mid-Cap Growth Fund.

          3. To consider and act upon any other business as may properly come before the Meeting or any adjournment thereof.

     Only shares of the Global Health Care and Mid-Cap Growth Funds of record at the close of business on November 15, 2002 are entitled to notice of and to vote at this Meeting or any adjournment thereof.

                                          /s/ CATHERINE R. MCCLELLAN
                                          Catherine R. McClellan
                                          Secretary


Dated: December 27, 2002


     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY AND RETURN IT PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED FOR THAT PURPOSE. ALTERNATIVELY, YOU MAY VOTE YOUR SHARES BY CALLING A SPECIALLY DESIGNATED TELEPHONE NUMBER ON THE PROXY CARD OR VIA THE INTERNET WEB SITE ON THE PROXY CARD. EACH OF THE ENCLOSED PROXIES IS BEING SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

     THE BOARD OF DIRECTORS OF THE ENTERPRISE FUNDS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS APPROVE THE AGREEMENTS AND PLANS OF REORGANIZATION THAT ARE THE SUBJECT OF THIS PROXY.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                GLOBAL HEALTH CARE FUND AND MID-CAP GROWTH FUND

   ATLANTA FINANCIAL CENTER / 3343 PEACHTREE ROAD, N.E., SUITE 450 / ATLANTA,
                         GEORGIA 30326 / 1-800-368-3527

                             ---------------------


                         PROSPECTUS AND PROXY STATEMENT


                             ---------------------

    This Prospectus and Proxy is furnished to you because you are a shareholder of one or more of the following series of The Enterprise Group of Funds, Inc. (the "Enterprise Funds"): the Global Health Care Fund and Mid-Cap Growth Fund. These Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on February 10, 2003 to consider the proposals described in this Prospectus and Proxy Statement.


    The Board of Directors of The Enterprise Funds is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund (the "Acquired Fund") would reorganize with a series of Enterprise Funds (the "Acquiring Fund"), as set forth in the chart below. If you approve this reorganization, you will become a shareholder of the Acquiring Fund listed opposite your Fund's name.


  ACQUIRED FUND                                                  ACQUIRING FUND
  Global Health Care Fund                                        Capital Appreciation Fund
  Mid-Cap Growth Fund                                            Managed Fund

    The Acquired and Acquiring Funds are sometimes collectively referred to herein as the "Funds."

    This Prospectus and Proxy Statement serves as a prospectus of the Acquiring Funds (described above) under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

    Enterprise Funds is an open-end series management investment company organized as a Maryland corporation.

    Documents containing information about the Funds have been filed with the Securities and Exchange Commission (the "Commission"). These documents are available without charge by writing to the address or calling the toll free number set forth below.

    These documents are:


    - The prospectus relating to each series of the Enterprise Funds, dated November 29, 2002 (the "Enterprise Funds Prospectus").



    - A statement of additional information relating to each series of the Enterprise Funds, dated November 29, 2002 (the "Enterprise Funds Statement").


    - The Annual Report to Shareholders of each series of Enterprise Funds for the year ended December 31, 2001.

    - The Semi-Annual Report to Shareholders of each series of Enterprise Funds for the six month period ended June 30, 2002.


    This Prospectus and Proxy Statement sets forth concisely the information about the Acquiring Funds that you should know before considering a reorganization and should be retained for future reference. Additional information contained in a statement of additional information relating to this Prospectus and Proxy Statement (the "Statement of Additional Information") is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling the toll free number set forth below or by writing Enterprise Funds at the address set forth below. The Statement of Additional Information dated December 27, 2002 is incorporated by reference into this Prospectus and Proxy Statement.


    The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, the Enterprise Funds Prospectus, Enterprise Funds Statement, other material incorporated by reference and other information regarding the Funds.

    The address of the principal executive offices of Enterprise Funds is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, the telephone number is 1-800-368-3527 and the Web address is www.enterprisefunds.com.


    This Prospectus and Proxy Statement will first be mailed to shareholders on or about December 27, 2002.


    Investors are advised to read and retain this Prospectus and Proxy Statement for future reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ---------------------


     THE DATE OF THIS PROSPECTUS AND PROXY STATEMENT IS DECEMBER 27, 2002.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Table of Contents...........................................    i
Synopsis....................................................    1
  General...................................................    1
  The Proposed Reorganizations..............................    1
  Reasons for the Reorganizations...........................    2
  Fee Tables................................................    3
  Comparison of the Funds...................................    7
     Investment Advisory Fees...............................    9
     Distribution Fees......................................    9
     Structure of the Funds.................................   10
  Purchases and Redemptions.................................   11
  Exchange Privileges.......................................   11
  Dividends and Distributions...............................   12
  Federal Tax Consequences of Proposed Reorganizations......   12
Principal Risk Factors......................................   13
The Proposed Transactions...................................   14
  General...................................................   14
  Terms of the Plan.........................................   15
  Reasons for the Reorganizations Considered by the Board...   16
  Federal Income Tax Considerations.........................   16
  Certain Other Comparative Information About the Funds.....   17
     Pro Forma Capitalization...............................   18
Information About Acquired and Acquiring Funds..............   19
  Enterprise Global Health Care Fund........................   19
     Fund Profile...........................................   19
     Performance Information................................   20
     Fees and Expenses......................................   21
     Example................................................   22
  Enterprise Capital Appreciation Fund......................   22
     Fund Profile...........................................   22
     Performance Information................................   23
     Fees and Expenses......................................   24
     Example................................................   25
  Enterprise Mid-Cap Growth Fund............................   25
     Fund Profile...........................................   25
     Performance Information................................   26
     Fees and Expenses......................................   27
     Example................................................   28
  Enterprise Managed Fund...................................   28
     Fund Profile...........................................   28
     Performance Information................................   29
     Fees and Expenses......................................   30
     Example................................................   31
  2001 Performance Review of Global Health Care Fund........   31
  2001 Performance Review of the Capital Appreciation
     Fund...................................................   33
  2001 Performance Review of Mid-Cap Growth Fund............   34
  2001 Performance Review of the Managed Fund...............   36
Additional Information About the Funds' Investments and
  Risks.....................................................   38
  Aggressive Stock, Stock, and Sector/Specialty Funds'
     Investments............................................   38

                                                              PAGE
                                                              ----
  Managed Funds' Investments................................   38
  Initial Public Offerings ("IPOs").........................   38
  Higher-Risk Securities and Practices......................   39
     Foreign Securities.....................................   39
     High Risk/Yield Securities.............................   39
     Illiquid and Restricted Securities.....................   39
     Repurchase Agreements..................................   40
     Hedging................................................   40
     Short Sales............................................   40
     Securities Lending.....................................   40
     Active Portfolio Trading...............................   40
Investment Advisor and Fund Manager.........................   41
  The Investment Advisor....................................   41
  The Fund Managers.........................................   41
Shares......................................................   42
  Selecting a Share Class...................................   42
     Class A Shares -- Initial Sales Charge Option..........   42
     Class B Shares -- CDSC Option..........................   43
     Class C -- Initial Sales Charge and CDSC Option........   44
     Class Y Shares.........................................   44
     Determination of the CDSC..............................   44
     Class A Initial Sales Charge Waivers...................   45
     Class C Initial Sales Charge Waivers...................   45
     CDSC Waivers...........................................   45
     Conversion of Class B Shares...........................   46
     Reinvestment Privilege.................................   46
  Purchasing, Redeeming and Exchanging Shares...............   46
     How to Purchase Shares.................................   46
     How to Redeem Your Shares..............................   48
     How to Exchange Your Shares............................   49
  Transaction and Account Policies..........................   50
     Valuation of Shares....................................   50
     Execution of Requests..................................   50
     Telephone Transactions.................................   51
     Exchanges and Redemptions..............................   51
     Share Certificates.....................................   51
     Small Accounts.........................................   51
  Reports to Shareholders...................................   52
  Dividends, Distributions and Taxes........................   52
Financial Highlights........................................   53
  Additional Information....................................   58
Voting Information..........................................   58
  Shareholders' Proposals...................................   60
APPENDIX A -- Agreement and Plan of Reorganization..........  A-1
APPENDIX B -- Agreement and Plan of Reorganization..........  B-1
ENCLOSURES
Prospectus of Enterprise Funds Dated November 29, 2002

                                    SYNOPSIS
                             ---------------------

     The following synopsis is a summary of certain information contained elsewhere in this Prospectus and Proxy Statement as well as in the Agreement and Plan of Reorganization relating to each Acquired Fund and Acquiring Fund (each, a "Plan"). This Synopsis is qualified by reference to the more complete information contained herein and in the forms of the Plans, attached hereto as Appendices A and B. Shareholders should read the entire Prospectus and Proxy Statement carefully.

GENERAL


     This Prospectus and Proxy Statement is furnished by the Board of Directors of the Enterprise Funds (the "Board") in connection with the solicitation of Proxies for use at the Meeting to be held at 3 p.m. Eastern time on February 10, 2003 at the offices of Enterprise Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. The approximate mailing date of this Prospectus and Proxy Statement is December 27, 2003.


     The shareholders solicited and entitled to vote on Proposals 1 and 2 of this Prospectus and Proxy Statement are outlined in the following table:

  PROPOSAL                                                                    FUND
  1. Approval of Plan relating to the Global      Global Health Care Fund
  Health Care Fund and the Capital Appreciation
  Fund ("Global Health Care Plan")
  2. Approval of Plan relating to the Mid-Cap     Mid-Cap Growth Fund
  Growth Fund and the Managed Fund ("Mid-Cap
  Plan")

     A copy of the Global Health Care Plan is attached to this Prospectus and Proxy Statement as Appendix A, and a copy of the Mid-Cap Growth Plan is attached to this Prospectus and Proxy Statement as Appendix B.


     All classes of each Fund will be voted together. Approval of the Global Health Care Plan and Mid-Cap Plan by the shareholders of the respective Acquiring Funds is not required and the foregoing plans are not being submitted for their approval.


THE PROPOSED REORGANIZATIONS

     If shareholders approve their Fund's transaction through which each Acquired Fund will be acquired by the corresponding Acquiring Fund, and shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund (the "Reorganization") and the Reorganization takes place:

     - The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

     - Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

     - Shareholders holding Class A, Class B, Class C and Class Y shares of the Acquired Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund (the "Corresponding Shares"); and

     - Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

     No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

REASONS FOR THE REORGANIZATIONS

     On November 12, 2002, the Board approved each Reorganization, subject to shareholder approval. The Board, including a majority of the Board who are not "interested persons," within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), of Enterprise Funds ("Independent Directors"), has determined that each Reorganization is in the best interest of the respective Acquired Fund and its shareholders. In addition, the Board, including a majority of the Independent Directors, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the respective Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive Corresponding Shares that represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN RELATING TO THE REORGANIZATION INVOLVING YOUR FUND. THE BOARD HAS BASED THIS RECOMMENDATION ON ITS CONSIDERATION OF THE PRINCIPAL REASONS UNDERLYING EACH REORGANIZATION, INCLUDING THE FOLLOWING:

     - THE RELATIVE PAST AND CURRENT GROWTH IN ASSETS, HISTORICAL INVESTMENT PERFORMANCE AND PERCEIVED FUTURE PROSPECTS OF EACH OF THE FUNDS;

     - THE INABILITY OF THE ACQUIRED FUNDS TO ATTRACT SIGNIFICANT ASSETS;

     - THE FEES AND EXPENSES OF THE ACQUIRED FUNDS, THE ACQUIRING FUNDS AND THE COMBINED FUNDS;

     - THE EXPENSE REIMBURSEMENT ARRANGEMENTS CURRENTLY IN PLACE AND THE POSSIBILITY THAT THEY WILL BE CHANGED OR TERMINATED;

     - POTENTIAL BENEFITS TO SHAREHOLDERS LIKELY TO RESULT FROM EACH REORGANIZATION, SUCH AS THE POTENTIAL FOR REDUCED OPERATING EXPENSES OVER TIME DUE TO ECONOMIES OF SCALE; AND

FOR A MORE DETAILED DISCUSSION OF THE FACTORS CONSIDERED BY THE BOARD IN APPROVING THE REORGANIZATIONS, SEE "REASONS FOR THE REORGANIZATIONS CONSIDERED BY THE BOARD" BELOW.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur during the first calendar quarter of 2003, provided that Enterprise Funds has obtained prior to that time an opinion of PricewaterhouseCoopers LLP ("PwC"), independent auditors of Enterprise Funds, concerning the tax consequences of the Reorganizations as set forth in the respective Plan. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by approval of the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to the Acquiring Fund's obligations has not been fulfilled or waived.

                                   FEE TABLES

     Actual Fee Tables for shareholders of each of the Acquired Funds and each of the Acquiring Funds and Pro Forma Fee Table for each of the Combined Funds (as of June 30, 2002).

  All Funds and Pro Forma Combined Funds


SHAREHOLDER FEES                                          CLASS A   CLASS B     CLASS C     CLASS Y
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES    SHARES      SHARES      SHARES
-----------------------------------------                 -------   -------     -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)(1)................   4.75%      None       1.00%        None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)..................    None     5.00%(2)    1.00%(3)     None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends..................................    None      None        None        None
Redemption Fee(4).......................................   2.00%     2.00%       2.00%       2.00%
Small Account Fee(5)....................................  $   35     $  35       $  35       $  35


---------------


(1) This sales charge varies depending upon how much you invest. See "Selecting a Share Class" at page 42.

(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information" in the Enterprise Funds' Prospectus.

(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Initial Sales Charge and CDSC Option" at page 44.

(4) If you redeem or exchange shares of a Fund (excluding redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) a fee of 2.00% the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders.

(5) For accounts with balances under $1,000, an annual service charge of $35 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.


     Annual Fund Operating Expenses

     Global Health Care Fund and Capital Appreciation Fund

                                                                        CAPITAL        PRO FORMA COMBINED
                                                                      APPRECIATION    CAPITAL APPRECIATION
ANNUAL FUND OPERATING EXPENSES             GLOBAL HEALTH CARE FUND        FUND                FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)      CLASS A SHARES        CLASS A SHARES      CLASS A SHARES
-----------------------------------------  -----------------------   --------------   --------------------
Investment Advisory Fees.................            1.00%                0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................            0.45%                0.45%               0.45%
Other Expenses...........................            1.05%                0.43%               0.43%
                                                    -----                 ----                ----
Total Annual Fund Operating Expenses.....            2.50%                1.63%               1.63%
                                                    -----                 ----                ----
Less Expense Reimbursements(2)...........           (0.65%)                 NA                  NA
Net Annual Fund Operating Expenses.......            1.85%                1.63%               1.63%
                                                    =====                 ====                ====

                                                                        CAPITAL        PRO FORMA COMBINED
                                                                      APPRECIATION    CAPITAL APPRECIATION
ANNUAL FUND OPERATING EXPENSES             GLOBAL HEALTH CARE FUND        FUND                FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)      CLASS B SHARES        CLASS B SHARES      CLASS B SHARES
-----------------------------------------  -----------------------   --------------   --------------------
Investment Advisory Fees.................            1.00%                0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................            1.00%                1.00%               1.00%
Other Expenses...........................            1.05%                0.43%               0.43%
                                                    -----                 ----                ----
Total Annual Fund Operating Expenses.....            3.05%                2.18%               2.18%
                                                    -----                 ----                ----
Less Expense Reimbursements(2)...........           (0.65%)                 NA                  NA
Net Annual Fund Operating Expenses.......            2.40%                2.18%               2.18%
                                                    =====                 ====                ====

                                                                        CAPITAL        PRO FORMA COMBINED
                                                                      APPRECIATION    CAPITAL APPRECIATION
ANNUAL FUND OPERATING EXPENSES             GLOBAL HEALTH CARE FUND        FUND                FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)      CLASS C SHARES        CLASS C SHARES      CLASS C SHARES
-----------------------------------------  -----------------------   --------------   --------------------
Investment Advisory Fees.................            1.00%                0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................            1.00%                1.00%               1.00%
Other Expenses...........................            1.05%                0.43%               0.43%
                                                    -----                 ----                ----
Total Annual Fund Operating Expenses.....            3.05%                2.18%               2.18%
                                                    -----                 ----                ----
Less Expense Reimbursements(2)...........           (0.65%)                 NA                  NA
Net Annual Fund Operating Expenses.......            2.40%                2.18%               2.18%
                                                    =====                 ====                ====

                                                                        CAPITAL        PRO FORMA COMBINED
                                                                      APPRECIATION    CAPITAL APPRECIATION
ANNUAL FUND OPERATING EXPENSES             GLOBAL HEALTH CARE FUND        FUND                FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)      CLASS Y SHARES        CLASS Y SHARES      CLASS Y SHARES
-----------------------------------------  -----------------------   --------------   --------------------
Investment Advisory Fees.................            1.00%                0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................            None                 None                None
Other Expenses...........................            1.06%                0.43%               0.43%
                                                    -----                 ----                ----
Total Annual Fund Operating Expenses.....            2.06%                1.18%               1.18%
                                                    =====                 ====                ====
Less Expense Reimbursements(2)...........           (0.66%)                 NA                  NA
Net Annual Fund Operating Expenses.......            1.40%                1.18%               1.18%
                                                    =====                 ====                ====

---------------

(1) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

(2) Enterprise Capital Management, Inc. has entered into contractual arrangements through November 30, 2003 with the Global Health Care and Capital Appreciation Funds, as necessary, to assure that net annual fund operating expenses incurred by each Fund will not exceed the following:
    Global Health Care -- Class A 1.85%; Class B 2.40%; Class C 2.40%; and Class Y 1.40%; Capital Appreciation -- Class A 1.75%; Class B 2.30%; Class C 2.30%; Class Y 1.30%. This arrangement is renewable from year to year. The Pro Forma Combined Capital Appreciation Fund will be subject to the Capital Appreciation Fund's expense reimbursement contractual arrangement.


     The examples set forth below show the expenses that an investor in each of the Global Health Care Fund and Capital Appreciation Fund, as well as in the Combined Fund on a pro forma basis (estimated), would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above.

     The example assumes that you invest $10,000 in the relevant Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Fund would be:

EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------                                                 ------   -------   -------   --------
If you redeem your shares at the end of the period:
  Global Health Care Fund:
     Class A..........................................   $654    $1,158    $1,687     $3,130
     Class B .........................................   $743    $1,281    $1,744     $3,191
     Class C..........................................   $440    $  972    $1,629     $3,386
     Class Y..........................................   $143    $  582    $1,048     $2,337
  Capital Appreciation Fund:
     Class A..........................................   $633    $  965    $1,319     $2,316
     Class B .........................................   $721    $1,082    $1,370     $2,374
     Class C..........................................   $418    $  775    $1,258     $2,588
     Class Y..........................................   $120    $  375    $1,370     $1,432
  Pro Forma Combined Capital Appreciation Fund:
     Class A..........................................   $633    $  965    $1,319     $2,316
     Class B .........................................   $721    $1,082    $1,370     $2,374
     Class C..........................................   $418    $  775    $1,258     $2,588
     Class Y..........................................   $120    $  375    $1,370     $1,432
If you do not redeem your shares:
  Global Health Care Fund:
     Class A..........................................   $654    $1,158    $1,687     $3,130
     Class B .........................................   $243    $  881    $1,544     $3,191
     Class C..........................................   $341    $  972    $1,629     $3,386
     Class Y..........................................   $143    $  582    $1,048     $2,337
  Capital Appreciation Fund:
     Class A..........................................   $633    $  965    $1,319     $2,316
     Class B .........................................   $221    $  682    $1,170     $2,374
     Class C..........................................   $319    $  775    $1,258     $2,588
     Class Y..........................................   $120    $  375    $1,370     $1,432
  Pro Forma Combined Capital Appreciation Fund:
     Class A..........................................   $633    $  965    $1,319     $2,316
     Class B .........................................   $221    $  682    $1,170     $2,374
     Class C..........................................   $319    $  775    $1,258     $2,588
     Class Y..........................................   $120    $  375    $1,370     $1,432

     Mid-Cap Growth Fund and Managed Fund

                                                                                   PRO FORMA COMBINED
ANNUAL FUND OPERATING EXPENSES              MID-CAP GROWTH FUND    MANAGED FUND       MANAGED FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)     CLASS A SHARES      CLASS A SHARES     CLASS A SHARES
-----------------------------------------   -------------------   --------------   ------------------
Investment Advisory Fees..................          0.75%              0.75%              0.75%
Distribution and Service (12b-1)
  Fees(1).................................          0.45%              0.45%              0.45%
Other Expenses............................          1.08%              0.48%              0.48%
                                                   -----              -----              -----
Total Annual Fund Operating Expenses......          2.28%              1.68%              1.68%
                                                   -----              -----              -----
Less Expense Reimbursements(2)............         (0.68%)            (0.23%)            (0.23%)
Net Annual Fund Operating Expenses........          1.60%              1.45%              1.45%
                                                   =====              =====              =====

                                                                                  PRO FORMA COMBINED*
ANNUAL FUND OPERATING EXPENSES             MID-CAP GROWTH FUND    MANAGED FUND       MANAGED FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS B SHARES      CLASS B SHARES     CLASS B SHARES
-----------------------------------------  -------------------   --------------   -------------------
Investment Advisory Fees.................          0.75%              0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................          1.00%              1.00%               1.00%
Other Expenses...........................          1.08%              0.48%               0.48%
                                                  -----              -----               -----
Total Annual Fund Operating Expenses.....          2.83%              2.23%               2.23%
                                                  -----              -----               -----
Less Expense Reimbursements(2)...........         (0.68%)            (0.23%)             (0.23%)
Net Annual Fund Operating Expenses.......          2.15%              2.00%               2.00%
                                                  =====              =====               =====

                                                                                  PRO FORMA COMBINED*
ANNUAL FUND OPERATING EXPENSES             MID-CAP GROWTH FUND    MANAGED FUND       MANAGED FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS C SHARES      CLASS C SHARES     CLASS C SHARES
-----------------------------------------  -------------------   --------------   -------------------
Investment Advisory Fees.................          0.75%              0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................          1.00%              1.00%               1.00%
Other Expenses...........................          1.08%              0.48%               0.48%
                                                  -----              -----               -----
Total Annual Fund Operating Expenses.....          2.83%              2.23%               2.23%
                                                  -----              -----               -----
Less Expense Reimbursements(2)...........         (0.68%)            (0.23%)             (0.23%)
Net Annual Fund Operating Expenses.......          2.15%              2.00%               2.00%
                                                  =====              =====               =====

                                                                                  PRO FORMA COMBINED*
ANNUAL FUND OPERATING EXPENSES             MID-CAP GROWTH FUND    MANAGED FUND       MANAGED FUND
(PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y SHARES      CLASS Y SHARES     CLASS Y SHARES
-----------------------------------------  -------------------   --------------   -------------------
Investment Advisory Fees.................          0.75%              0.75%               0.75%
Distribution and Service (12b-1)
  Fees(1)................................          none               none                none
Other Expenses...........................          1.12%              0.45%               0.45%
                                                  -----              -----               -----
Total Annual Fund Operating Expenses.....          1.87%              1.20%               1.20%
                                                  =====              =====               =====
Less Expense Reimbursements(2)...........         (0.72%)            (0.20%)             (0.20%)
Net Annual Fund Operating Expenses.......          1.15%              1.00%               1.00%
                                                  =====              =====               =====

---------------

  * The expenses for the Combined Fund represent the estimated Annualized expenses assuming the Reorganization had been completed as of December 31, 2002.
(1) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

(2) Enterprise Capital Management, Inc. has entered into contractual arrangements with the Mid-Cap Growth and Managed Funds through November 30, 2003 and August 31, 2003, respectively, as necessary, to assure that net annual fund operating expenses incurred by each Fund will not exceed the following: Mid-Cap Growth -- Class A 1.60%; Class B 2.15%; Class C 2.15%; and Class Y 1.15%; Managed -- Class A 1.45%; Class B 2.00%; Class C 2.00%; Class Y 1.00%. This arrangement is renewable from year to year. The Pro Forma Combined Managed Fund will be subject to the Managed Fund's expense reimbursement contractual arrangement.


     The examples set forth below show the expenses that an investor in each of the Mid-Cap Growth Fund and Managed Fund, as well as in the Combined Fund on a pro forma basis (estimated) would pay on a $10,000 investment, based upon the expense ratios and pro forma ratios set forth above.

     The example assumes that you invest $10,000 in the relevant Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your approximate costs of investing $10,000 in a Fund would be:

EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------                                                 ------   -------   -------   --------
If you redeem your shares at the end of the period:
  Mid-Cap Growth Fund:
     Class A..........................................   $630    $1,091    $1,578     $2,916
     Class B..........................................   $718    $1,213    $1,634     $2,977
     Class C..........................................   $415    $  905    $1,519     $3,177
     Class Y..........................................   $117    $  518    $  944     $2,132
  Managed Fund:
     Class A..........................................   $616    $  958    $1,324     $2,349
     Class B..........................................   $703    $1,075    $1,374     $2,408
     Class C..........................................   $400    $  768    $1,262     $2,621
     Class Y..........................................   $102    $  361    $  640     $1,437
  Pro Forma Combined Managed Fund:
     Class A..........................................   $616    $  958    $1,324     $2,349
     Class B..........................................   $703    $1,075    $1,374     $2,408
     Class C..........................................   $400    $  768    $1,262     $2,621
     Class Y..........................................   $102    $  361    $  640     $1,437
If you do not redeem your shares:
  Mid-Cap Growth Fund:
     Class A..........................................   $630    $1,091    $1,578     $2,916
     Class B..........................................   $218    $  813    $1,434     $2,977
     Class C..........................................   $316    $  905    $1,519     $3,177
     Class Y..........................................   $117    $  518    $  944     $2,132
  Managed Fund:
     Class A..........................................   $616    $  958    $1,324     $2,349
     Class B..........................................   $203    $  675    $1,174     $2,408
     Class C..........................................   $301    $  768    $1,262     $2,621
     Class Y..........................................   $102    $  361    $  640     $1,437
  Pro Forma Combined Managed Fund:
     Class A..........................................   $616    $  958    $1,324     $2,349
     Class B..........................................   $203    $  675    $1,174     $2,408
     Class C..........................................   $301    $  768    $1,262     $2,621
     Class Y..........................................   $102    $  361    $  640     $1,437

COMPARISON OF THE FUNDS

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The investment objectives of the Acquired Funds and Acquiring Funds are fundamental and may not be changed without shareholder approval.

 Global Health Care and Capital Appreciation Funds

     Investment Objectives and Policies

     The investment objectives of the Funds are similar: Global Health Care Fund's investment objective is long-term capital appreciation and Capital Appreciation Fund's investment objective is maximum capital appreciation. The Global Health Care Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in health care sector equities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. In analyzing specific companies for possible investment, the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

     The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental. Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. The Capital Appreciation Fund may invest up to 20% of its total assets in foreign securities.

     The Global Health Care Fund is non-diversified, and the Capital Appreciation Fund is diversified. Both Funds emphasize capital appreciation; any income is incidental. Both Funds may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of their total assets, including collateral received for securities lent.

  Mid-Cap Growth and Managed Funds

     Investment Objectives and Policies

     The investment objective of the Mid-Cap Growth Fund is long-term capital appreciation. It primarily invests in U.S. companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-sized companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

     The investment objective of the Managed Fund is growth of capital over time. It invests in a diversified portfolio of common stocks, bonds and cash equivalents. Normally, 65% of fund assets will be invested in equity securities, 30% of fund assets will be invested in fixed income securities and 5% of fund assets will be invested in cash and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. The Fund Manager has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45% and cash and cash equivalents could range from 0% to 10% of fund assets.

     The Fund's equity investments will be primarily large cap companies, however the Fund may invest in companies of any size. The strategy for the equity portion of the Fund is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Fund include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. While the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage-backed securities.

     Neither Fund has a specific income objective. Both Funds may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

     INVESTMENT ADVISORY FEES. Enterprise Capital Management, Inc., the Adviser of each Fund, is a subsidiary of MONY Life Insurance Company ("MONY"), and is a second-tier subsidiary of The MONY Group Inc. The Adviser is compensated pursuant to an investment advisory agreement with Enterprise Funds as follows:

Global Health Care Fund.....................................  1.00%
Capital Appreciation Fund...................................  0.75%
Mid-Cap Growth Fund.........................................  0.75%
Managed Fund................................................  0.75%

     The advisory fee rate payable by each Combined Fund after the consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

     The Commission has issued an exemptive order with respect to the Enterprise Funds that permits the Adviser to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Adviser, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with the Fund Managers or enter into a new Agreement with the Fund Manager. Shareholders of each Fund have the right to terminate the Fund Manager's Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Adviser compensates the Fund Managers at no additional cost to the Funds or their shareholders. Under the respective Fund Manager Agreements, the Adviser pays the Fund Managers as follows:

Global Health Care Fund                   0.60% for assets under management up to
  Nicholas-Applegate Capital Management   $50 million; 0.50% on the next $450
                                          million; 0.45% on the next $500 million;
                                          0.425% thereafter.
Capital Appreciation Fund Marsico         0.45% for assets under management.
  Capital Management, LLC
Mid-Cap Growth Fund Nicholas-Applegate    0.4375% for assets under management up
  Capital Management                      to $50 million; 0.375% on the next $450
                                          million; 0.3375% on the next $500
                                          million; 0.325% thereafter.
Managed Fund Wellington Management        0.27%for assets under management up to
  Company, LLP                            $200 million; 0.25% on the next $200
                                          million; and 0.23% thereafter.

     DISTRIBUTION FEES. Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., is the principal underwriter for Class A, Class B, Class C and Class Y shares of each Fund.

     Under separate Distribution Plans adopted by the Funds (the Class A Plan, Class B Plan and Class C Plan) (collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the Investment Company Act, and under the distribution agreement among the Distributor and Enterprise Funds (the "Distribution Agreement"), the Class A, Class B and Class C shares of each Fund are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of each Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares. The Distribution Plans of the Acquired Funds and the Acquiring Funds are identical.

     Under the Funds' Class A Plan, each Fund pays the Distributor an account maintenance and distribution fee at an annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares. Under the Funds' Class B and Class C Plans, each Fund pays the Distributor a distribution fee at an annual rate of 0.75% of each Fund's average daily nets assets attributable to Class B and Class C shares, respectively. Class B and Class C shares of each Fund also pay an account maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B and Class C shares, respectively.

     All or a portion of the distribution fees paid by Class A, Class B or Class C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Distribution Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Distribution Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Distribution Plans have the effect of increasing the Funds' expenses from what they would otherwise be. The Board of Directors of Enterprise Funds reviews the Funds' distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Funds.

     In addition to distribution and account maintenance fees paid by the Funds under Class A, Class B and Class C Plans, the Adviser (or one of its affiliates) may make payments to dealers (including MONY Securities Corporation) and other persons who distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     STRUCTURE OF THE FUNDS

     The Acquired Funds and the Acquiring Funds are each a separate series of Enterprise Funds, a Maryland corporation. Each Fund offers four classes of shares, designated Class A, Class B, Class C and Class Y. Each class of shares represents an identical interest in the investment portfolio of that Fund, and has the same rights except that: (i) each class may bear differing amounts of certain class specific expenses; (ii) Class A and Class C shares are subject to an initial sales charge; (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"); (iv) Class A, Class B and Class C shares are subject to a distribution fee and an account maintenance fee; (v) Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and account maintenance expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution or account maintenance fee; (vii) the classes have separate exchange privileges; and (viii) only Class B shares have a conversion feature. In addition, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. The distribution systems for Class A, Class B and Class C shares of each Fund are identical. The Enterprise Funds has adopted a plan pursuant to Rule 18f-3 under the Investment Company Act permitting the issuance and sale of multiple classes of shares.

     Shares of the Funds, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of each Fund under certain circumstances. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of each Fund is entitled to its portion of all of the respective Fund's assets after all debt and expenses of that Fund have been paid. Since Class A, Class B and Class C shares bear distribution expenses, the liquidation proceeds to shareholders of those classes are likely to be lower than to shareholders of Class Y shares, which are not subject to any distribution fees. None of the Funds' shares have cumulative voting rights for the election of Directors.

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Fund's transfer agent, National Financial Data Services, Inc. (the "Transfer Agent"), which will send you a statement of shares owned in a Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certified shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

PURCHASES AND REDEMPTIONS


     Purchases of shares of the Funds are made at the net asset value per share (plus the applicable sales charge) next determined after receipt of the purchase order by the Transfer Agent. The sales charge may be imposed either (i) at the time of purchase (Class A or Class C shares) or (ii) on a deferred basis (Class B or Class C shares). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.


     The minimum initial investment for Class A, Class B and Class C shares of each Fund is $1,000, and the minimum subsequent investment is $50 for such classes. The minimum initial investment for Class Y shares of each Fund is $1,000,000, and the minimum subsequent investment is $50. Class A shares of each Fund are sold with an initial sales charge of up to 4.75% of the offering price. Class B shares of each Fund are sold without an initial sales charge but are subject to a CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares of the same Fund (which are subject to lower ongoing distribution-related expenses) eight years after the calendar month in which the purchase order for Class B shares was accepted. Class C shares of each Fund are subject to a 1% initial sales charge and a 1% CDSC on redemptions within 12 months after purchase. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class. Class Y shares of each Fund are sold without either an initial sales charge or CDSC to a limited group of investors. Class Y shares are not subject to any ongoing distribution or service fees. Certain sales charge waivers or reductions may apply.

     Shares of each Fund may be redeemed at any time at the net asset value next determined after the Transfer Agent receives the redemption order. As indicated above, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC.

     See the section "Information about the Acquired and Acquiring Funds" for more information.

EXCHANGE PRIVILEGES

     The exchange privileges available to Class A, Class B, Class C and Class Y shareholders of the Acquired Funds are identical to the exchange privileges of Class A, Class B, Class C and Class Y shareholders, respectively, of the Acquiring Funds. Shareholders of each Fund may exchange shares of the Fund for the same class of shares of any other series of the Enterprise Funds. No CDSC will be charged upon the exchange of shares. Shares of a Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives the exchange request. In determining the CDSC applicable to shares being redeemed subsequent to an exchange, the length of time the shares were held prior to the exchange will be taken into account. If the exchange results in the opening of a new account in a Fund, the shareholder is subject to the applicable minimum investment requirements.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund declares and pays dividends of investment income, if any, at least annually, and makes distributions of capital gains, if any, at least annually. Unless notified otherwise, dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash. An Acquired Fund shareholder's election with respect to reinvestment of dividends and distributions will be automatically applied with respect to the corresponding shares he or she receives pursuant to the Plan.

FEDERAL INCOME TAX CONSEQUENCES OF PROPOSED REORGANIZATIONS

     It is a condition to the proposed Reorganizations that the Acquired Funds shall have received on the closing date an opinion of PwC, the independent auditors of Enterprise Funds, to the effect that the proposed Reorganizations will constitute tax-free reorganizations within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and that accordingly, (i) no gain or loss will be recognized by the Acquired Funds upon the transfer of assets solely in return for shares of the Acquiring Funds and their assumption of liabilities, if any, or to shareholders of the Acquired Funds upon their receipt of shares of the Acquiring Funds; (ii) the tax basis in the shares of the Acquiring Funds received by shareholders will be the same as their tax basis in the shares of the Acquired Funds to be actually or constructively surrendered in exchange therefore; and (iii) the holding period of the shares of the Acquiring Funds to be received pursuant to the Reorganizations will include the period during which the shares of the Acquired Funds to be actually or constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange. See "The Proposed Transaction -- Federal Income Tax Considerations."

                             PRINCIPAL RISK FACTORS

GLOBAL HEALTH CARE FUND AND CAPITAL APPRECIATION FUND

     Both Funds invest primarily in equity securities, which are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a risk of investing in these Funds. Both Funds also may invest in common stocks of large, medium and small capitalization companies. Stocks of medium and small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group. Further, both Funds may lend on a short-term or long-term basis up to 33 1/3% of their total assets, including collateral received for securities lent. If the Funds lend securities, there is a risk that the securities will not be available to the Funds on a timely basis, and the Funds, therefore, may lose the opportunity to sell the securities at a desirable price.

     The Global Health Care Fund may be subject to the risks of investing in foreign securities to a greater extent than the Capital Appreciation Fund because the Global Health Care Fund may invest over 50% of its total assets in foreign securities while the Capital Appreciation Fund may invest up to 20% of its total assets in foreign securities. Investments in foreign markets may be more volatile and less liquid than investments in U.S. markets because there is less public information available about foreign companies. Diplomatic, political or economic developments may cause foreign investments to lose money. A Fund that invests in foreign securities denominated in foreign currencies may also be subject to currency risk. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting or financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Additional restrictions may be imposed under emergency conditions.

     Because the Global Health Care Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances. Government regulation may result in increased costs to a company, and scientific and technological advances may result in a company's products becoming obsolete. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. The Capital Appreciation Fund is a diversified fund and is therefore not subject to this risk.

     The Fund Manager of the Global Health Care Fund expects a high turnover rate, which means that the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. The Fund Manager of the Capital Appreciation Fund does not expect a high turnover rate. Both Funds may lend on a short-term or long-term basis up to 33 1/3% of their total assets, including collateral received for securities lent. If the Funds lend securities, there is a risk that the securities will not be available to the Funds on a timely basis, and the Funds, therefore, may lose the opportunity to sell the securities at a desirable price.

MID-CAP GROWTH FUND AND MANAGED FUND

     Both Funds invest in equity securities of U.S. companies. As a result, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Mid-Cap Growth Fund invests in mid-capitalization companies, and the Managed Fund may invest in companies of any size, though its equity investments are primarily in large capitalization companies. Because the Mid-Cap Growth Fund invests primarily in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

     While the Mid-Cap Growth Fund invests primarily in equity securities and is subject to the risks described above, the Managed Fund also invests in debt securities, which are subject to the risk that the prices of the debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal.

     Both Funds may lend on a short-term or long-term basis up to 33 1/3% of their total assets, including collateral received for securities lent. If the Funds lend securities, there is a risk that the securities will not be available to the Funds on a timely basis, and the Funds, therefore, may lose the opportunity to sell the securities at a desirable price. Further, Fund Managers of both Funds expect a high portfolio turnover rate, which means that the Funds are likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance.

                           THE PROPOSED TRANSACTIONS

GENERAL

     Under each Plan, the applicable Acquiring Funds will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate series of Enterprise Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plan) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Class Y shares of an Acquired Fund will receive Class A, Class B, Class C and Class Y Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquired Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the first calendar quarter of 2003. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the Board will consider other possible courses of action that may be in the best interests of shareholders.

TERMS OF THE PLAN

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Appendices A and B.

  Valuation of Assets and Liabilities

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction and Account Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Enterprise Funds' Prospectus and Enterprise Funds Statement. Purchase orders for an Acquired Fund's shares that have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares that have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

  Issuance and Distribution of Corresponding Shares

     On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of the Acquired Fund will receive Class A, Class B, Class C and Class Y Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

  Expenses

     All costs of the Reorganizations will be borne by the Adviser or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

  Required Approvals

     The By-Laws of Enterprise Funds (as amended to date) require approval of each Reorganization by the affirmative vote of a majority of the shares represented at the meeting of the respective Acquired Fund and entitled to vote.

  Amendments and Conditions

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

  Termination, Postponement and Waivers

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after approval thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by approval of the Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

REASONS FOR THE REORGANIZATIONS CONSIDERED BY THE BOARD

     The Board of Enterprise Funds, including the Independent Directors, has determined that the interests of the Acquired Funds' shareholders will not be diluted as a result of the proposed transactions and that the proposed transactions are in the best interests of the shareholders of each Acquired Fund.

     The Board of Enterprise Funds based its decision to approve the Plans on an inquiry into a number of factors, including the following:

          (1) the relative compatibility of the investment objectives, and certain strategies of each of the Acquiring Funds with the respective Acquired Funds;

          (2) the relative past and current growth in assets, historical investment performance and perceived future prospects of each of the Funds;

          (3) the inability of the Acquired Funds to attract significant assets;

          (4) the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;

          (5) the expense reimbursement arrangements currently in place and the possibility that they will be changed or terminated;

          (6) the costs of the Reorganizations, which will be paid for by the Adviser;

          (7) the tax-free nature of the Reorganizations to each Fund and its shareholders;

          (8) the potential benefits to the shareholders of each Fund; and

          (9) other alternatives to the Reorganizations, including the continuance of each Acquired Fund in its present form, a change of Fund Manager or investment objective of each Acquired Fund or a termination of the Acquired Funds with the distribution of the cash proceeds to their respective shareholders.

     If any of the Plans are not approved by shareholders of the Acquired Funds, the Enterprise Funds' Directors may consider other appropriate action, such as the termination of each Acquired Fund whose Plan is not approved or a merger or other business combination of such Acquired Fund with an investment company other than the Acquiring Fund in the respective proposed Reorganizations.

FEDERAL INCOME TAX CONSIDERATIONS

     It is a condition to the closing of the Reorganizations that both the Acquired and Acquiring Funds will have received an opinion on the Closing Date from PwC to the effect that (1) the proposed transactions described above will constitute reorganizations within the meaning of Section 368(a) of the Internal Revenue Code; (2) no gain or loss will be recognized by shareholders of an Acquired Fund upon (actual or constructive) exchange of shares of the Acquired Fund for Corresponding Shares of an Acquiring Fund; (3) no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to an Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, if any, and the subsequent distribution of those shares to the Acquired Fund's shareholders in liquidation thereof; (4) no gain or loss will be recognized by an Acquiring Fund upon the receipt of such assets in exchange solely for such Acquiring Fund's shares and its assumption of the Acquired Fund's liabilities, if any; (5) an Acquiring Fund's basis in the assets received pursuant to the Reorganization will be the same as the basis thereof in the hands of the Acquired Fund immediately before the Reorganization, and the holding period of those assets in the hands of the Acquiring Fund will include the holding period thereof in the Acquired Fund's hands immediately before the Reorganization; (6) an Acquired Fund's shareholders' basis for the shares of an Acquiring Fund to be received by them pursuant to the Reorganization will in the aggregate be the same as their basis in the shares of the Acquired Fund (actually or constructively) surrendered in exchange therefore; (7) the holding period of the shares of an Acquiring Fund to be received by the shareholders of an Acquired Fund pursuant to the Reorganization will include the period during which the shares of the Acquired Fund (actually or constructively) surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange; and (8) each Acquired Fund and Acquiring Fund will be a "party to a reorganization" as defined in Internal Revenue Code Section 368(b). It should be noted that no rulings have been sought from the Internal

Revenue Service ("IRS") and that an opinion of PwC is not binding on the IRS or any court. If the IRS were to successfully assert that the proposed transaction is taxable, then the proposed transaction would be treated as a taxable sale of the Acquired Fund's assets to the Acquiring Fund followed by the taxable liquidation of the Acquired Fund, and shareholders of the Acquired Fund would recognize gain or loss as a result of such transaction.

     To the extent an Acquiring Fund has unrealized capital gains at the time of its Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will result notwithstanding that the unrealized gains were reflected in the price of the Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in such Reorganization. Conversely, shareholders of an Acquiring Fund will share in unrealized capital gains of its respective Acquired Fund after the Reorganization and bear a tax consequence on the subsequent realization of such gains.

     To the extent that an Acquired Fund has loss carryforwards at the time of its Reorganization, the Acquired Fund's shareholders may not be able to benefit from such loss carryforwards after the Reorganization.

     Shareholders should consult their tax advisors regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to United States federal income tax consequences, shareholders also should consult their tax advisors as to the foreign, state, local and other tax consequences of the Reorganizations.

CERTAIN OTHER COMPARATIVE INFORMATION ABOUT THE FUNDS

     The Funds are each a separate series of Enterprise Funds, a Maryland corporation. The rights of the shareholders of each Fund are governed by the Enterprise Funds' Articles of Incorporation, By-Laws and the Maryland General Corporation Law.

     Capitalization. The authorized capital stock of the Enterprise Funds consists of common stock, par value $0.001 per share. The shares of common stock are divided into 24 series, including each of the above Funds, with each series representing a separate investment portfolio. Enterprise Funds' Board of Directors may determine the number of authorized shares for each series and create new series of common stock. It is anticipated that new series will be authorized by the Board of Directors from time to time as new Funds with separate investment objectives and policies are established. The shares of each Fund have been divided into four classes, Class A, Class B, Class C and Class Y shares.

     Shareholder Meetings and Voting Rights. Enterprise Funds and its series are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or Bylaws of Enterprise Funds, or the Investment Company Act. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

     Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. Each Fund's shareholders have the right to vote on the election of Directors of Enterprise Funds and on any and all other matters on which, by law or the provisions of Enterprise Funds' Bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of Enterprise Funds, in which event the holders of the remaining shares are unable to elect any person as a Director.

     On matters relating to all the series or classes of shares of Enterprise Funds and affecting all series or classes of shares in the same manner, shareholders of all series or classes of shares of Enterprise Funds are entitled to vote. On any matters affecting only one series or class, only the shareholders of that series or class are entitled to vote. On matters relating to all the series but affecting the series differently, separate votes by series are required. Each class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

PRO FORMA CAPITALIZATION

     The following table shows the capitalization of the Acquired Funds and the Acquiring Funds as of June 30, 2002 and the pro forma estimated combined capitalization as if the Reorganization had occurred on that date.

                                           GLOBAL HEALTH CARE FUND               CAPITAL APPRECIATION FUND
                               -----------------------------------------------   --------------------------
                                CLASS A      CLASS B      CLASS C     CLASS Y      CLASS A        CLASS B
                               ----------   ----------   ----------   --------   ------------   -----------
Net Assets...................  $5,416,270   $6,368,688   $2,130,417   $210,879   $124,711,878   $53,984,128
Net Asset Value per share....  $     5.95   $     5.88   $     5.88   $   5.99   $      27.08   $     25.49
Shares Outstanding...........     910,217    1,082,434      362,102     35,229      4,604,806     2,117,970

                                 CAPITAL APPRECIATION FUND     PRO FORMA CAPITAL APPRECIATION COMBINED FUND
                                 ------------------------   ---------------------------------------------------
                                    CLASS C      CLASS Y      CLASS A        CLASS B       CLASS C     CLASS Y
                                 -------------   --------   ------------   -----------   -----------   --------
Net Assets...................      $16,491,989   $587,532   $130,128,148   $60,352,816   $18,622,406   $798,411
Net Asset Value per share....      $     26.22   $  27.76   $      27.08   $     25.49   $     26.22   $  27.76
Shares Outstanding...........          628,894     21,162      4,804,794     2,367,834       710,134     28,758

                                                MID CAP GROWTH FUND                       MANAGED FUND
                                  -----------------------------------------------   -------------------------
                                   CLASS A      CLASS B      CLASS C     CLASS Y      CLASS A       CLASS B
                                  ----------   ----------   ----------   --------   -----------   -----------
Net Assets......................  $5,051,918   $5,227,827   $2,250,883   $293,151   $60,112,642   $72,447,504
Net Asset Value per share.......  $     4.07   $     4.04   $     4.04   $   4.10   $      5.92   $      5.80
Shares Outstanding..............   1,239,766    1,294,843      557,251     71,423    10,159,027    12,488,495

                                      MANAGED FUND                  PRO FORMA MANAGED COMBINED FUND
                                  ---------------------   ---------------------------------------------------
                                   CLASS C     CLASS Y      CLASS A       CLASS B      CLASS C      CLASS Y
                                  ----------   --------   -----------   -----------   ----------   ----------
Net Assets......................  $4,228,159   $945,990   $65,164,560   $77,675,331   $6,479,042   $1,239,141
Net Asset Value per share.......  $     5.79   $   5.92   $      5.92   $      5.80   $     5.79   $     5.92
Shares Outstanding..............     729,812    159,724    11,012,800    13,389,667    1,118,331      209,221

               INFORMATION ABOUT THE ACQUIRED AND ACQUIRING FUNDS

                       ENTERPRISE GLOBAL HEALTH CARE FUND

FUND PROFILE

Investment Objective:  Long-term capital appreciation

Principal Investments: Equity securities of domestic and foreign companies in the health care sector

Fund Manager:  Nicholas-Applegate Capital Management

Who May Want To Invest: Investors who want an increase in the value of their investment without regard to income; want investment in the global health care sector; and are willing to accept the increased risk of international investing for the possibility of higher returns

Investment Strategies: The Global Health Care Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in health care sector equity securities. Normally, the Fund will invest the remainder of its assets in equity securities of other companies it believes will benefit from developments in the health care sector. The Fund considers the health care sector to include any company that designs, manufactures or sells products or services used for or in connection with health care or medicine, so long as the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. As an example, these companies can include pharmaceutical companies, biotechnology research firms, medical product sales companies and health care facility operators. The Fund normally will invest at least 65% of its assets in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of companies in the United States. In analyzing specific companies for possible investment, the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager considers whether to sell a particular security when any of those factors materially changes. The Fund Manager allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund Manager expects a high portfolio turnover rate of 300% or more. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.


Principal Risks: The Fund invests primarily in equity securities of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time and you may lose money. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. standards. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks. Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the health care industry is vulnerable to factors affecting the health care industry in particular, such as changes in government regulation and scientific and technological advances. Government regulation may result in increased costs to a company, and scientific and technological advances may result in a company's products becoming obsolete. The Fund is non-diversified and may invest more of its assets in the securities of a single issuer. This increases the Fund's risk because developments affecting an individual issuer have a greater impact on the Fund's performance. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. The Fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

PERFORMANCE INFORMATION

The bar chart and performance table illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 2001 (8.37)]

                   BEST QUARTER                                         WORST QUARTER
                      18.85%                                               -21.46%
                  (JUNE 30, 2001)                                     (MARCH 31, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                  RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                                  PAST ONE      -------------------------
DECEMBER 31, 2001)                                                                YEAR                  FUND
-----------------------------------------------------------------------------------------------------------------------
Enterprise Global Health Care Fund(2)..................  Class A                 (12.68%)              (16.22%)
                                                         Return before taxes
                                                         Class A                 (12.68%)              (16.22%)
                                                         Return after taxes
                                                         on distributions
                                                         Class A                  (7.72%)              (12.94%)
                                                         Return after taxes
                                                         on distributions
                                                         and sale of Fund
                                                         shares
                                                         Class B                 (13.58%)              (16.33%)
                                                         Return before taxes
                                                         Class C                  (9.84%)              (13.26%)
                                                         Return before taxes
                                                         Class Y                  (8.15%)              (12.39%)
                                                         Return before taxes
MSCI World Index (3)...................................
                                                                                 (16.82%)              (17.96%)

---------------

(1) Inception date for Classes A, B, C and Y is October 31, 2000.
(2) Includes sales charge.
(3) The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through November 30, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A     CLASS B    CLASS C    CLASS Y
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None       1.00%      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None        5.00%(2)   1.00%(3)   None
Redemption Fee(4) (as a percentage of amount redeemed, if
  applicable).................................................        2.00%       2.00%      2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)*  CLASS A     CLASS B    CLASS C    CLASS Y
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%       1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(5)..........................           0.45%       1.00%      1.00%      None
Other Expenses....................................................           1.15%       1.13%      1.16%      1.18%
                                                                           -----------------------------------------
Total Annual Fund Operating Expenses..............................           2.60%       3.13%      3.16%      2.18%
Less Expense Reimbursement........................................          (0.75%)     (0.73%)    (0.76%)    (0.78%)
                                                                           -----------------------------------------
Net Annual Fund Operating Expenses................................           1.85%       2.40%      2.40%      1.40%
                                                                           -----------------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) If you redeem or exchange shares of the Fund (excluding redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders.
(5) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
 * These expenses are as of December 31, 2001. Please see the "Fee Tables" in the Synopsis for expenses as of June 30, 2002.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654     $1,177     $1,726      $3,217
Class B.....................................................   $743     $1,297     $1,777      $3,266
Class C.....................................................   $440     $  995     $1,673      $3,480
Class Y.....................................................   $173     $  607     $1,096      $2,452
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654     $1,177     $1,726      $3,217
Class B.....................................................   $243     $  897     $1,577      $3,266
Class C.....................................................   $341     $  995     $1,673      $3,480
Class Y.....................................................   $143     $  607     $1,098      $2,452

                      ENTERPRISE CAPITAL APPRECIATION FUND

FUND PROFILE

Investment Objective:  Maximum capital appreciation

Principal Investments: U.S. common stocks of companies that demonstrate strong future earnings growth potential, product leadership and consistently strong financial characteristics

Fund Manager:  Marsico Capital Management, LLC

Who May Want To Invest: Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies

Investment Strategies: The Capital Appreciation Fund's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Fund Manager's investment approach emphasizes large capitalization U.S. companies that are believed to have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental. Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and experienced management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, other companies become more desirable or a permanent change in industry/company fundamentals that no longer supports the reason the stock was purchased. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.


Principal Risks: The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time and you may lose money. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance are 1992 -- 5.83; 1993 -- 5.71; 1994 -- (3.46);
1995 -- 25.70; 1996 -- 16.52; 1997 -- 20.27; 1998 -- 30.15; 1999 -- 39.39;
2000 -- (14.19); 2001 -- (20.40)]

                   BEST QUARTER                                         WORST QUARTER
                      34.48%                                               -18.01%
                (DECEMBER 31, 1999)                                 (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The

Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-----------------------------------------------------------------------------------------------------------------
                                                                                                RETURN SINCE
                                                                                                INCEPTION(1)
                                                                                            ---------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                           S&P 500/
(AS OF THE CALENDAR YEAR ENDED                         PAST ONE    PAST FIVE    PAST TEN             BARRA GROWTH
DECEMBER 31, 2001)                                       YEAR        YEARS       YEARS      FUND       INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise Capital
  Appreciation Fund(3).......   Class A                 (24.19%)      7.26%       8.42%        --          --
                                Return before taxes
                                Class A                 (24.19%)      4.45%       6.27%        --          --
                                Return after taxes
                                on distributions
                                Class A                 (14.73%)      5.94%       6.75%        --          --
                                Return after taxes
                                on distributions
                                and sale of Fund
                                shares
                                Class B                 (24.81%)      7.48%        N/A      10.95%      15.22%
                                Return before taxes
                                Class C                 (21.66%)       N/A         N/A       8.86%       9.26%
                                Return before taxes
                                Class Y                 (20.06%)       N/A         N/A       3.59%       2.14%
                                Return before taxes
S&P 500/Barra Growth
  Index(2)...................                           (12.73%)     11.10%      12.31%

---------------

(1) Inception dates for Class A, Class B, Class C and Class Y shares are November 17, 1987; May 1, 1995; May 1, 1997 and May 14, 1998, respectively.
(2) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C    CLASS Y
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................     4.75%(1)   None       1.00%      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)   None
Redemption Fee(4) (as a percentage of amount redeemed, if
  applicable)................................................     2.00%      2.00%      2.00%      2.00%
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)*  CLASS A    CLASS B    CLASS C    CLASS Y
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees...........................................         0.75%      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(5)...........................         0.45%      1.00%      1.00%      None
Other Expenses(6)..................................................         0.41%      0.41%      0.41%      0.41%
                                                                           ----------------------------------------
Total Annual Fund Operating Expenses...............................         1.61%      2.16%      2.16%      1.16%
                                                                           ----------------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) If you redeem or exchange shares of the Fund (excluding redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders.
 * These expenses are as of December 31, 2001. Please see the "Fee Tables" in the Synopsis for expenses as of June 30, 2002.

(5) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(6) Does not reflect 0.02% of expense reduction due to an expense offset arrangement. Including such, the other expenses and the total annual fund operating expenses were 0.39% and 1.59%, respectively.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $631    $  959    $1,309     $2,295
Class B.....................................................   $719    $1,076    $1,359     $2,354
Class C.....................................................   $416    $  769    $1,248     $2,568
Class Y.....................................................   $118    $  368    $  638     $1,409
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $631    $  959    $1,309     $2,295
Class B.....................................................   $219    $  676    $1,159     $2,354
Class C.....................................................   $317    $  769    $1,248     $2,568
Class Y.....................................................   $118    $  368    $  638     $1,409

                         ENTERPRISE MID-CAP GROWTH FUND

FUND PROFILE

Investment Objective:  Long-term capital appreciation

Principal Investments: Equity securities of U.S. companies that have mid-size market capitalizations

Fund Manager:  Nicholas-Applegate Capital Management

Who May Want To Invest: Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in medium size company stocks for the possibility of higher returns; and want to diversify their portfolios to include mid-sized company stocks

Investment Strategies: The Mid-Cap Growth Fund primarily invests in U.S. companies with mid-sized market capitalizations. Mid-sized companies are those with market capitalizations corresponding to the middle 90% of the Russell Mid-Cap Growth Index, as measured at the time of purchase by the Fund. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-sized companies. The Fund Manager focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies. This means that the Fund Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Fund Manager expects a high portfolio turnover rate of 200% or more. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.


Principal Risks: The Fund invests in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund and you may lose money. In addition, because the Fund invests in mid-capitalization companies, it is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses. This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

                                                                        BEST QUARTER
                                                                           22.20%
                                                                     (DECEMBER 31, 2001)
                                                                        WORST QUARTER
                                                                           -34.22%
                                                                    (SEPTEMBER 30, 2001)

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 2001 which is (41.35%).]

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE      -------------------------
DECEMBER 31, 2001)                                                       YEAR                  FUND
--------------------------------------------------------------------------------------------------------------
Enterprise Mid-Cap Growth Fund(2).............  Class A                 (44.17%)              (45.96%)
                                                Return before taxes
                                                Class A                 (44.17%)              (45.96%)
                                                Return after taxes
                                                on distributions
                                                Class A                 (26.90%)              (36.36%)
                                                Return after taxes
                                                on distributions
                                                and sale of Fund
                                                shares
                                                Class B                 (44.61%)              (45.86%)
                                                Return before taxes
                                                Class C                 (42.15%)              (43.93%)
                                                Return before taxes
                                                Class Y                 (41.08%)              (43.37%)
                                                Return before taxes
Russell 2000 Index(3).........................                            2.49%                (0.12%)

---------------

(1) Inception date for Classes A, B, C and Y is October 31, 2000.
(2) Includes sales charge.
(3) The Russell 2000 Index is an unmanaged index of stocks of 2000 small and mid-cap companies. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses or paid taxes, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through November 30, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A     CLASS B    CLASS C    CLASS Y
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        4.75%(1)    None       1.00%      None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None        5.00%(2)   1.00%(3)   None
Redemption Fee(4) (as a percentage of amount redeemed, if
  applicable).................................................        2.00%       2.00%      2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)*    CLASS A     CLASS B    CLASS C    CLASS Y
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees...........................................           0.75%       0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(5)...........................           0.45%       1.00%      1.00%      None
Other Expenses.....................................................           1.86%       1.86%      1.86%      1.86%
                                                                             -----------------------------------------
Total Annual Fund Operating Expenses...............................           3.06%       3.61%      3.61%      2.61%
Less Expense Reimbursements........................................          (1.46%)     (1.46%)    (1.46%)    (1.46%)
                                                                             -----------------------------------------
Net Annual Fund Operating Expenses.................................           1.60%       2.15%      2.15%      1.15%
                                                                             -----------------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) If you redeem or exchange shares of the Fund (excluding redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders.
(5) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
 * These expenses are as of December 31, 2001. Please see the "Fee Tables" in the Synopsis for expenses as of June 30, 2002.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $630    $1,244    $1,883     $3,591
Class B.....................................................   $718    $1,371    $1,945     $3,654
Class C.....................................................   $415    $1,061    $1,828     $3,838
Class Y.....................................................   $117    $  672    $1,254     $2,835
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $630    $1,244    $1,883     $3,591
Class B.....................................................   $218    $  971    $1,745     $3,654
Class C.....................................................   $316    $1,061    $1,828     $3,838
Class Y.....................................................   $117    $  672    $1,254     $2,835

                            ENTERPRISE MANAGED FUND

FUND PROFILE

Investment Objective:  Growth of capital over time

Principal Investments: Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

Fund Manager:  Wellington Management Company, LLP

Who May Want To Invest: Investors who want the value of their investment to grow but do not need to receive income on their investment

Investment Strategies: The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. Normally, 65% of fund assets will be invested in equity securities, 30% of fund assets will be invested in fixed income securities and 5% of fund assets will be invested in cash and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. The Fund Manager has discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45% and cash and cash equivalents could range from 0% to 10% of fund assets.

The Fund's equity investments will be primarily large cap companies, however the Fund may invest in companies of any size. The strategy for the equity portion of the Fund is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Fund include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

While the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage backed securities. The Fund may invest up to 20% of its assets in foreign equity and debt securities. The Fund Manager expects a high portfolio turnover rate of 100% or more. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.


Principal Risks: The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time and you may lose money. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. Securities of medium and smaller capitalization companies may experience greater price volatility than securities of larger companies. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events, increasing the risk that the issuer may default on payments of interest or principal. Because the Fund Manager expects a high portfolio turnover, the Fund is likely to generate more taxable short-term gains for shareholders. High portfolio turnover may increase trading costs, which could lower performance. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price.


PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1995-2001, which are 1995 -- 37.69;
1996 -- 22.08; 1997 -- 21.05; 1998 -- 7.05; 1999 -- 7.40; 2000 -- 0.46;
2001 -- (11.83)]

                   BEST QUARTER                                         WORST QUARTER
                      13.46%                                               -16.38%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 2001)

The after-tax returns in the table are meant to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's return after taxes on distributions shows the effect of taxable dividends and capital gains distributions, but assumes that you still hold the Fund shares at the end of the period and do not have any taxable gain or loss on your investment in Fund shares. The Fund's return after taxes on distributions and sale of Fund shares shows the effect of taxable dividends and capital gains distributions, as well as any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of Fund shares may vary. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

---------------------------------------------------------------------------------------------------------------------
                                                                                                     RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                                         INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                          PAST ONE    PAST FIVE    --------------------
DECEMBER 31, 2001)                                                        YEAR        YEARS      FUND      S&P 500(2)
---------------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund(3).....................  Class A                 (16.01%)      3.25%     9.59%       15.33%
                                                 Return before taxes
                                                 Class A                 (16.01%)      1.77%     8.30%          --
                                                 Return after taxes
                                                 on distributions
                                                 Class A                  (9.75%)      2.53%     7.86%          --
                                                 Return after taxes
                                                 on distributions
                                                 and sale of Fund
                                                 shares
                                                 Class B                 (16.62%)      3.38%     8.53%       14.65%
                                                 Return before taxes
                                                 Class C                 (13.11%)       N/A      3.23%        9.50%
                                                 Return before taxes
                                                 Class Y                 (11.36%)      4.69%     8.23%       13.57%
S&P 500 Index(2)...............................                          (11.88%)     10.70%

---------------

(1) Inception dates for Class A, Class B, Class C and Class Y shares were October 1, 1994; May 1, 1995, May 1, 1997 and July 5, 1995, respectively.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. An index does not pay taxes on distributions or sales of shares. If an index had expenses and paid taxes, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through November 30, 2003, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A     CLASS B     CLASS C     CLASS Y
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      4.75%(1)    None        1.00%       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None        5.00%(2)    1.00%(3)    None
Redemption Fee(4) (as a percentage of amount redeemed, if
  applicable).................................................      2.00%       2.00%       2.00%       2.00%

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)*  CLASS A     CLASS B     CLASS C     CLASS Y
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees...........................................         0.75%       0.75%       0.75%       0.75%
Distribution and Service (12b-1) Fees(5)...........................         0.45%       1.00%       1.00%       None
Other Expenses.....................................................         0.38%       0.38%       0.38%       0.38%
                                                                           -------------------------------------------
Total Annual Fund Operating Expenses...............................         1.58%       2.13%       2.13%       1.13%
Less Expense Reimbursements........................................        (0.13%)     (0.13%)     (0.13%)     (0.13%)
                                                                           -------------------------------------------
Net Annual Operating Expenses(6)...................................         1.45%       2.00%       2.00%       1.00%
                                                                           -------------------------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) If you redeem or exchange shares of the Fund (excluding redemptions made through a Systematic Withdrawal Plan) after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions) a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders.
(5) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
 * These expenses are as of December 31, 2001. Please see the "Fee Tables" in the Synopsis for expenses as of June 30, 2002.
(6) Expense information in the table has been restated to reflect the current maximum expense limit that has been agreed to by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $616    $  938    $1,283     $2,254
Class B.....................................................   $703    $1,054    $1,332     $2,312
Class C.....................................................   $400    $  748    $1,221     $2,527
Class Y.....................................................   $102    $  346    $  610     $1,363
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $616    $  938    $1,283     $2,254
Class B.....................................................   $203    $  654    $1,132     $2,312
Class C.....................................................   $301    $  748    $1,221     $2,527
Class Y.....................................................   $102    $  346    $  610     $1,363

2001 PERFORMANCE REVIEW OF GLOBAL HEALTH CARE FUND

     Global healthcare stocks ended the year on a strong note, with the majority of component industries posting gains during the fourth quarter. While this quarter's gains were unable to erase the prior nine-months's losses, the global healthcare sector outperformed the broad market in 2001.

     High levels of volatility have marked the global healthcare sector. Given the complex technical, political and regulatory hurdles involved, scientific research tends to move at a glacial pace. Yet investors often react quickly to breakthroughs that sound promising at first glance but may take decades to yield workable products and generate profits.

     One of the top performers for the year included Gilead Sciences, Inc., a biotechnology firm. Because of the "hit or miss" nature of biological research, investor psychology tends to drive this group. Nicholas-Applegate has seen a contraction of valuations, even though the underlying fundamentals continue to be extremely positive as a whole.

     Tenet Healthcare Corporation, a holding in the hospital and services industry, also added value in 2001. Nicholas-Applegate believes the outlook for healthcare services is promising given the aging population. Also, the growing emphasis on feeling and looking good should only serve to drive utilization rates higher. Forest Laboratories Inc., a drugs/pharmaceutical holding that develops, manufactures and sells products used for the treatment of a wide range of illnesses added value during the year. Earnings growth for drug companies as a whole is promising, as the pipeline for new products appears to be strong.

     Overall, the general outlook for the healthcare sector is extraordinary for one simple reason: demographics. The population of developed economies is aging and older adults tend to need an exponentially higher amount of healthcare -- services, drugs, devices, orthopedics and so on.

                              (PERFORMANCE GRAPH)

--------------------------------------------------------------------------------------------
                                                     10/31/00        12/31/00      12/31/01
--------------------------------------------------------------------------------------------
 Enterprise Global Health Care Fund A-Shares        $ 9,523.81      $ 8,876.19     $8,133.33
 MSCI World Index*                                  $10,000.00      $ 9,542.26     $7,937.28
 Lipper Health and Biotech Fund Index**             $10,000.00      $10,221.98     $9,152.47

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE GLOBAL HEALTH CARE
FUND A - SHARES                  1-YEAR    10/31/00-12/31/01
 With Sales Charge              -12.68%         -16.22%
 Without Sales Charge            -8.37%         -12.65%
 MSCI World Index*              -16.62%         -17.98%
 Lipper Health and Biotech Fund
  Index*                        -10.46%          -7.31%
-------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE GLOBAL HEALTH CARE
FUND B - SHARES                   1-YEAR    10/31/00-12/31/01
 With Sales Charge               -13.58%         -16.33%
 Without Sales Charge             -9.03%         -13.35%
 MSCI World Index*               -16.82%         -17.96%
 Lipper Health and Biotech Fund
  Index*                         -10.46%          -7.31%
--------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE GLOBAL HEALTH CARE
FUND C - SHARES                  1-YEAR    10/31/00-12/31/01
 With Sales Charge               -9.84%         -13.28%
 Without Sales Charge            -8.82%         -13.26%
 MSCI World Index*              -16.82%         -17.96%
 Lipper Health and Biotech Fund
  Index*                        -10.46%          -7.31%
-------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001


ENTERPRISE GLOBAL HEALTH CARE
FUND Y - SHARES                  1-YEAR    10/31/00-12/31/01
 Annualized Return               -8.15%         -12.39%
 MSCI Word Index*               -15.82%         -17.96%
 Lipper Health and Biotech Fund
  Index*                        -10.46%          -7.31%
-------------------------------


     The Performance of Classes B, C and Y will vary from the Performance of Class A shown in the above line graph based on differences in sales charges and expenses paid by shareholders investing in different classes.

     Enterprise performance numbers include the applicable maximum sales charge and all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     *The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index composed of more than 1,400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Upper Health & Biotech Fund Index is an unmanaged index of the 10 largest funds, based on total year-end net assets value in the Lipper Health & Biotechnology Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

2001 PERFORMANCE REVIEW OF THE CAPITAL APPRECIATION FUND

     The Fund's position in various industries had a positive effect, as compared to the S&P 500 Index, on investment results. While overall performance for the Fund's health care-related investments was mixed in 2001, due in large part to the Fund's pharmaceutical holdings, its investments in companies such as Tenet Health Care Corporation, Quest Diagnostics Inc and UnitedHealth Group Inc. added value. Aided by a strong fourth quarter rally, the Fund's consumer-related holdings, particularly retailing companies such as The Home Depot Inc, Costco Wholesale Corporation and Wal-Mart Stores Inc., added value in 2001. The Fund's beverage positions, particularly Pepsi-Co Inc., also contributed positively to investment returns. The Fund benefitted from an under-weighing throughout much of the year in technology companies. The sector as a whole, however, was a negative for the Fund due to owning several companies that traded down sharply early in the 2001. The Fund's positions in aerospace defense companies, such as L-3 Communications Holdings Inc. and General Dynamics Corporation, contributed positively to performance. The Fund's relatively modest allocation to utilities, particularly telephone companies, contributed positively to performance. In the financial services sector, USA Education, formerly known as Student Loan Marketing Association, was one of the best-performing stocks in the Fund.

     The Fund's position in various industries had a negative effect, as compared to the S&P 500 Index, on investment results. The single-largest "Achilles heel" for the Fund, from a performance perspective, were its pharmaceutical holdings in the first half of 2001. The Fund's early-2001 technology-related positions in companies such as EMC Corporation, Adobe Systems, Inc., QUALCOMM Inc., and Corning Inc. traded down sharply and exerted a negative effect on investment results for the full year. In the financial services sector, the Fund's brokerage positions, particularly Merrill Lynch & Company Inc., Goldman Sachs Group Inc., and Morgan Stanley Dean Witter & Company, detracted from performance. While aerospace/defense holdings contributed positively to performance, Boeing Company was an exception. Additionally, General Electric Company had a negative effect on performance. The Fund's energy-related holdings, particularly Smith International Inc., Calpine Corporation and Schlumberger, detracted from performance.

                              [PERFORMANCE GRAPH]



                                      12/31/91      12/31/92      12/31/93      12/31/94      12/31/95      12/31/96      12/31/97
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------
Enterprise Capital Appreciation
  Fund A-Shares                      $ 9,523.81    $10,078.79    $10,654.33    $10,285.37    $12,929.02    $15,065.17    $18,119.15
S&P 500/Barra Growth Index*          $10,000.00    $10,506.69    $10,683.38    $11,017.47    $15,217.87    $18,866.94    $25,761.21
Lipper Large-Cap Growth Fund
  Index**                            $10,000.00    $10,688.64    $11,827.97    $11,730.49    $15,826.71    $19,080.81    $24,345.33

                                    12/31/98      12/31/99      12/31/00      12/31/01
                                   ----------    ----------    ----------    ----------
Enterprise Capital Appreciation
  Fund A-Shares                    $23,582.21    $32,871.21    $28,207.30    $22,452.05
S&P 500/Barra Growth Index*        $36,620.31    $46,962.78    $36,593.90    $31,935.05
Lipper Large-Cap Growth Fund
  Index**                          $33,224.72    $44,792.75    $35,978.09    $27,390.71

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE CAPITAL APPRECIATION
FUND A - SHARES                     1-YEAR    5-YEAR   10-YEAR
 With Sales Charge                  -24.19%    7.26%     8.42%
 Without Sales Charge               -20.40%    8.31%     8.95%
 S&P 500/Barra Growth Index*        -12.73%   11.10%    12.31%
 Lipper Large-Cap Growth
  Fund Index*                       -23.87%    7.50%    10.80%
-----------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE CAPITAL APPRECIATION                        05/01/95-
FUND B - SHARES                     1-YEAR    5-YEAR   12/31/01
 With Sales Charge                  -24.81%    7.48%     10.95%
 Without Sales Charge               -20.65%    7.71%     10.95%
 S&P 500/Barra Growth Index*        -12.73%   11.10%     15.22%
 Lipper Large-Cap Growth
  Fund Index*                       -23.87%    7.50%     11.93%
-----------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE CAPITAL APPRECIATION
FUND C - SHARES                  1-YEAR    05/01/97-12/31/01
 With Sales Charge              -21.66%          8.88%
 Without Sales Charge           -20.67%          8.86%
 S&P 500/Barra Growth Index*    -12.79%          9.26%
 Lipper Large-Cap Growth
  Fund Index*                   -23.87%          6.95%
-------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE CAPITAL APPRECIATION
FUND Y - SHARES                  1-YEAR    05/01/98-12/31/01
 Annualized Return              -20.06%          3.59%
 S&P 500/Barra Growth Index*    -12.73%          2.14%
 Lipper Large-Cap Growth
  Fund Index*                   -23.87%         -0.35%
-------------------------------

     The performance of Classes B, C and Y will vary from the Performance of Class A shown in the above line graph based on differences in sales charges and expenses paid by shareholders investing in different classes.

     Enterprise performance numbers include the applicable maximum sales charges and all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     *The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of stocks in the S&P 5000 with high price to book ratios relative to the S&P 500 as a whole. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Large-Cap Growth Fund Index is an unmanaged index of the 20 largest funds, based on total year and net asset value. In the Lipper Large-Cap Growth Fund category, which consists of funds that normally invest in companies with long-term earnings expected to grow significantly faster than earnings of stocks represented in a major unmanaged stock index. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

2001 PERFORMANCE REVIEW OF MID-CAP GROWTH FUND

     The past year has been one of unforgettable turmoil for global equity markets. Already grappling with a synchronized slowdown in world economic and earnings growth, the equity markets were dealt a heavy blow by the devastating effects of the September 11 terrorist attacks on U.S. soil. In addition, there was a continued slowdown in technology spending, and the rise in risk aversion punished growth stocks. Equity indices touched their lowest levels for the year as investors assessed the impact of the attacks on economic sectors and corporate profits. However, stock prices staged a recovery starting in late September, as hopes for an economic rebound in 2002 resurfaced.

     The stocks that tended to do the best this year exhibited the worst fundamentals. In the fourth quarter, low quality stocks rebounded in a big way. These tend to be companies that do not meet the Nicholas-Applegate criteria. Top performing holdings during the year included Gilead Sciences Inc., a biotechnology firm. Biotech firms have matured a great deal in the past few years to where some now have commercially viable products that are producing revenue and earnings in addition to having a pipeline of promising products. Electronic Arts Inc., a firm that develops and markets entertainment software, also added value during the year. Technology stocks, which had been under extreme pressure for more than a year, led the comeback in the fourth quarter.

     During December, the Fund held a portion of its assets in convertible securities, bonds that under certain circumstances can be converted to common stock, during a transitional period as subsequent to its merger with the Enterprise Convertible Securities Fund in December. The Fund will liquidate its remaining convertible securities during the first quarter of 2002. There has been no significant impact on the Mid-Cap Growth Fund.

                              (PERFORMANCE GRAPH)




                                                    10/31/00     12/31/00     12/31/01
                                                   ----------    ---------    ---------
Enterprise Mid-Cap Growth Fund A-Shares            $ 9,523.81    $8,314.29    $4,876.19
Russell 2000 Index*                                $10,000.00    $9,743.79    $9,986.20
Lipper Mid-Cap Growth Fund Index**                 $10,000.00    $8,478.86    $6,692.42

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MID-CAP
GROWTH FUND A - SHARES           1-YEAR    10/31/00-12/31/01
 With Sales Charge              -44.17%         -46.96%
 Without Sales Charge           -41.35%         -43.65%
 Russell 2000 Index*              2.49%          -0.12%
 Lipper Mid-Cap Growth Fund
  Index*                        -21.07%         -29.11%
-------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIOD ENDING DECEMBER 31, 2001

ENTERPRISE MID-CAP
GROWTH FUND B - SHARES            1-YEAR    10/31/00-12/31/01
 With Sales Charge               -44.61%         -45.86%
 Without Sales Charge            -41.70%          43.93%
 Russell 2000 Index*               2.49%          -0.12%
 Lipper Mid-Cap Growth Fund
  Index*                         -21.07%         -29.11%
--------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MID-CAP
GROWTH FUND C - SHARES           1-YEAR    10/31/00-12/31/01
 With Sales Charge              -42.15%         -43.93%
 Without Sales Charge           -41.66%         -43.83%
 Russell 2000 Index*              2.49%          -0.12%
 Lipper Mid-Cap Growth Fund
  Index*                        -21.07%         -29.11%
-------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIOD ENDING DECEMBER 31, 2001

ENTERPRISE MID-CAP
GROWTH FUND Y - SHARES           1-YEAR    10/31/00-12/31/01
 Annualized Return              -41.08%         -43.37%
 Russell 2000 Index*              2.49%          -0.12%
 Lipper Mid-Cap Growth Fund
  Index*                        -21.07%         -29.11%
-------------------------------

     The Performance of Classes B, C, and Y will vary from the performance of Class A shown in the above line graph based on differences in sales charges and expenses paid by shareholders investing in different classes.

     Enterprise performance numbers include the applicable maximum sales charge and all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     *The Russell 2000 Index is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Mid-Cap Growth Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Mid-Cap Growth Fund category, which consists of funds that normally invest in companies with long-term earnings expected to grow significantly faster than earnings of the stocks represented in a major unmanaged stock index. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

2001 PERFORMANCE REVIEW OF THE MANAGED FUND

     Until August 23, 2002, the Managed Fund was co-managed by Sanford C. Bernstein & Co., LLC and Wellington Management Company, LLP ("Wellington"). The Board elected to terminate the Fund Manager Agreement with Bernstein to create more synergy in the Fund's management.

     Security selection drove most of the out-performance for the year, adding
3.64 percent to relative returns. The largest contributor was stock selection in the utilities sector, where the Fund's holdings -- helped by a continued emphasis on low-cost electricity producers -- outperformed the market sector by 32 percent over the year. Stock selection within the financial sector was another large contributor, helped by over-weights in companies such as Bank of America Corporation.

     Unsurprisingly, the five largest contributors to performance included three utility companies. First, a substantial under-weight in Enron Corporation helped relative returns, while over-weights in FirstEnergy Corporation and American Electric Power Company, Inc. also helped relative returns. Bank of America Corporation was another top contributor, as was an over-weight position in diversified healthcare company Baxter International Inc..

     The five holdings that detracted most from performance were in a variety of sectors. Two were over-weights in technology companies, EMC Corporation and Cisco Systems Inc., hurt by investor worries about future earnings growth. Boeing Company fell on expectations that air travel -- and thus demand for jets -- would be weak for a prolonged period following the September 11 attacks. Louisiana Pacific Corporation fell on expectations that a slowing economy would lower demand for lumber. Finally, National Service Industries Inc. fell after the spin-off of its lighting and chemicals division led to its elimination from the S&P 500 as no longer representative of its industry, triggering a sell-off by index-driven investors.

     Bernstein gradually shifted the Fund's sector weights closer to the benchmark throughout most of the year as the value opportunity Bernstein saw at the beginning of the year was reduced as value stocks outperformed. Over the year, differences in sector weights contributed 1.29 percent to relative returns. An under-weighting in technology stocks, which was more pronounced earlier in the year and gradually narrowed, contributed most to returns. An over-weighting in energy stocks throughout part of the year was another positive. These were slightly offset by an under-weighting in the basic materials sector, which posted a small gain for the year.

     For the year 2001, Wellington's portion of the Fund benefited from strong stock selection in the industrial, consumer discretionary, and health care sectors. Detracting from performance for the year were the Fund's holdings in telecommunications and information technology. Weak stock selection in telecommunications and information technology more than offset positive stock selection in the other broad industry sectors. Specifically, the gas pipeline and energy trading company, Calpine Corporation was a great trade early in the year and Wellington's avoidance of the energy traders such as Enron Corporation and Dynegy Inc. contributed to strong relative performance in utilities for the year. In retail, Bed, Bath, & Beyond Inc. has been a huge winner for the Fund for the year as the company continues to execute. In pharmaceuticals, the Fund's holdings in Abbott Laboratories and Tenet Healthcare Corporation augmented returns this year. The Fund's holdings in Exodus Communications Inc. and Qwest Communications International Inc. were big disappointments this year and detracted from performance.

                              (PERFORMANCE GRAPH)



                                                    10/1/94       12/31/94      12/31/95      12/31/96      12/31/97      12/31/98
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Enterprise Managed Fund A-Shares                   $ 9,523.81    $ 9,373.33    $12,906.09    $15,756.31    $19,072.51    $20,416.31
S&P 500 Index*                                     $10,000.00    $ 9,998.43    $13,756.17    $16,913.92    $22,556.96    $29,000.88
Lipper Flex Portfolio Fund Index**                 $10,000.00    $ 9,889.75    $12,223.21    $13,946.91    $16,491.46    $19,215.22

                                                  12/31/99      12/31/00      12/31/01
                                                 ----------    ----------    ----------
Enterprise Managed Fund A-Shares                 $21,926.63    $22,026.61    $19,420.72
S&P 500 Index*                                   $35,100.57    $31,904.54    $28,113.43
Lipper Flex Portfolio Fund Index**               $21,102.98    $20,967.14    $19,455.01

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MANAGED
FUND A - SHARES           1-YEAR    5-YEAR   10/01/94-12/31/01
 With Sales Charge        -16.01%    3.25%         9.59%
 Without Sales Charge     -11.83%    4.27%        10.33%
 S&P 500 Index*           -11.88%   10.70%        15.33%
 Lipper Flexible
  Portfolio Fund Index*    -7.21%    6.88%         9.02%
-------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MANAGED
FUND B - SHARES           1-YEAR    5-YEAR   05/01/95-12/31/01
 With Sales Charge        -16.62%    3.38%         8.53%
 Without Sales Charge     -12.23%    3.68%         8.53%
 S&P 500 Index*           -11.88%   10.70%        14.65%
 Lipper Flexible
  Portfolio Fund Index*    -7.21%    6.88%         9.42%
-------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MANAGED
FUND C - SHARES                   1-YEAR    05/01/97-12/31/01
 With Sales Charge                -13.11%         3.23%
 Without Sales Charge             -12.23%         3.23%
 S&P 500 Index*                   -11.88%         9.50%
 Lipper Flexible Portfolio Fund
  Index*                           -7.21%         6.88%
---------------------------------

---------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDING DECEMBER 31, 2001

ENTERPRISE MANAGED
FUND Y - SHARES           1-YEAR    5-YEAR   05/01/95-12/31/01
 Annualized Return        -11.36%    4.69%         8.23%
 S&P 500 Index*           -11.88%   10.70%        13.57%
 Lipper Flexible
  Portfolio Fund Index*    -7.21%    6.88%         8.49%
-------------------------

     The Performance of Classes B, C, and Y will vary from the performance of Class A shown in the above line graph based on differences in sales charges and expenses paid by shareholders investing in different classes.

     Enterprise performance numbers include the applicable maximum sales charge and all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     *The S&P 500 Index is an unmanaged broad-based index that includes the common stock of 500 companies that tend to be important leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Flexible Portfolio Fund Index is an unmanaged index of the 30 largest funds, based on year-end net asset value, in the Lipper Flexible Portfolio fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest directly in an index.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS


AGGRESSIVE STOCK, STOCK AND SECTOR/SPECIALTY FUNDS' INVESTMENTS



     The table below shows the Aggressive Stock, Stock and Sector/Specialty Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


X = Types of securities in which a Fund invests.



--------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE STOCK            STOCK           SECTOR/SPECIALTY FUNDS
                                                 (MID-CAP GROWTH)   (CAPITAL APPRECIATION)    (GLOBAL HEALTH CARE)
--------------------------------------------------------------------------------------------------------------------
  U.S. Stocks*                                           X                     X                        X
--------------------------------------------------------------------------------------------------------------------
  Foreign Stocks                                                                                        X
--------------------------------------------------------------------------------------------------------------------
  Bonds
--------------------------------------------------------------------------------------------------------------------


---------------


* Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $10 billion. Medium capitalization companies generally have market capitalizations ranging from $1.5 billion to $10 billion. Small capitalization companies generally have market capitalizations of $1.5 billion or less. However, there may be some overlap among capitalization categories. The Stock Funds intend to invest primarily in stocks of large capitalization companies. The Mid-Cap Growth Fund intends to invest primarily in stocks of medium capitalization companies.


     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statements of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


MANAGED FUND'S INVESTMENTS



     The Managed Fund's principal investments include U.S. stocks, U.S. Government securities, mortgage-backed securities and foreign debt securities. These are the types of investments that we believe will most likely help the Managed Fund achieve its investment goal.



     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal; however, the Managed Fund may invest in securities ordinarily used by other funds for defensive purposes as part of its main investment strategy.


INITIAL PUBLIC OFFERINGS ("IPOS")

     Some of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact on Funds with small asset bases. There is no guarantee that as those Funds' assets grow they will continue to experience substantially similar performance by investing in IPOs.

HIGHER-RISK SECURITIES AND PRACTICES

The following pages discuss the risks associated with certain types of higher-risk securities in which the Funds may invest and certain higher-risk practices in which the Funds might engage. The Statement of Additional Information provides information about these and other higher-risk securities and practices.

FOREIGN SECURITIES. Each of the Funds might invest in foreign securities. These are some of the risks in owning foreign securities:

- Currency Fluctuation Risk. When a Fund invests in a security issued by a foreign company, the principal, income and sales proceeds may be paid to the Fund in a foreign currency. If a foreign currency declines in value relative to the U.S. dollar, the value of a Fund's investments could decline as a result.

- Social, Political and Economic Risk. The countries where some of the Funds may invest might be subject to a higher degree of social, political and economic instability than the United States, resulting from, among other things, inflation, changes in governments, increases in taxation and nationalizations. This instability might affect the financial condition of a company in which a Fund might invest and might disrupt the financial markets of a country in which a Fund has holdings.

- Regulation Risk. The countries where some of the Funds may invest generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result there generally is less publicly available information about foreign companies than about U.S. companies.

- Trading Risk. Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser and Fund Manager will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

- Custodial and Registration Procedures Risk. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

- Liquidity Risk. The securities markets in foreign countries have less trading volume than in the United States and their securities are often less liquid than securities in the United States. In countries with emerging securities markets, liquidity might be particularly low. This could make it difficult for a Fund to sell a security at a time or price desired.

- Emerging Securities Markets Risk. To the extent that the Funds invest in countries with emerging markets, the foreign securities risk are magnified since these countries may have unstable coverage and less established market.

HIGH RISK/YIELD SECURITIES. Each of the Funds may invest in debt securities that are rated below investment grade. These securities typically offer higher yields than investment grade securities, but are also subject to more risk. This risk includes, but is not limited to, the following:

- Susceptibility to Economic Downturns. Issuers of securities that are below investment grade tend to be more greatly affected by economic downturns than issuers of higher grade securities. Consequently, there is a greater risk that an issuing company will not be able to make principal and interest payments.

- Liquidity Risk. The market for securities that are below investment grade is often less liquid than the market for investment grade securities. This could make it difficult for a Fund to sell a security at a time or price desired.

ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds may invest in illiquid and restricted securities.

- Illiquid Securities. These are securities that a Fund cannot sell on an open market. This means that a Fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security.

- Restricted Securities. These are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security's liquidity.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements under which a Fund purchases a security that a seller has agreed to repurchase from the Fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Fund might incur a loss. If the seller declares bankruptcy, the Funds may not be able to sell the security at the desired time.

HEDGING. Each of the Funds may use certain derivative investment techniques to reduce, or hedge against, various market risks, such as interest rates, currency exchange rates and market movements. Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. When derivatives are used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Derivatives may include, but are not limited to, puts, calls, futures and foreign currency contracts.

- Put and Call Options. Options are rights to buy or sell an underlying asset for a specified price during, or at the end of, a specified period of time. A purchased call option gives the holder the right to purchase the underlying asset from the writer of the option. A purchased put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment from the holder, which the writer keeps regardless of whether the holder exercises the option. Puts and calls could cause a Fund to lose money by forcing the sale or purchase of securities at inopportune times or, in the case of certain puts, for prices higher or, in the case of certain calls, for prices lower than current market values.

- Futures Transactions. These transactions involve the future sale by one party and purchase by another of a specified amount of an underlying asset at a price, date and time specified in the transaction contract. Futures contracts traded over-the-counter are often referred to as forward contracts. A contract to buy is often referred to as holding a long position, and a contract to sell is often referred to as holding a short position. With futures contracts, there is a risk that the prices of the securities subject to the futures contract may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts will exist.

- Foreign currency transactions. These are a type of futures transaction, which involve the future sale by one party and purchase by another of a given amount of foreign currency at a price, date and time specified in the transaction contract. Changes in currency exchange rates will affect these transactions and may result in poorer overall performance for a Fund than if it had not engaged in such transactions.

SHORT SALES. The Funds may engage in covered short sales. A "short sale" is the sale by the Funds of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Funds will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Funds may have to cover short positions at a higher price than the short sale price, resulting in a loss.

In a covered short sale, a Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities shorted.

SECURITIES LENDING. All Funds may lend portfolio securities with a value of up to 33 1/3% of a Fund's total assets, including collateral received for securities lent. There is a risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at the desirable price.

ACTIVE PORTFOLIO TRADING. The Mid-Cap Growth, Global Health Care and Managed Funds may have high turnover rates that are more likely to generate more taxable short-term gains for shareholders and may have an adverse effect on the Funds' performance. The High-Yield Bond Fund may have a high turnover rate, which may have an adverse effect on its performance.

INVESTMENT ADVISOR AND FUND MANAGER

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 31 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust and Enterprise International Group of Funds. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326-1022.

     For the fiscal year ended December 31, 2001, the Acquired and Acquiring Funds paid the Advisor a fee (as a percentage of average net assets) as follows:

     Global Health Care...............................................1.00%
     Capital Appreciation.............................................0.75%
     Mid-Cap Growth...................................................0.75%
     Managed..........................................................0.75%

THE FUND MANAGERS


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS

  Mid-Cap Growth Fund                       Nicholas-Applegate was organized as a     Day-to-day management of this Fund is
                                            partnership in 1984. As of December 31,   performed by an investment management
  Nicholas-Applegate Capital Management     2001, it had $25.4 billion under          team.
  ("Nicholas-Applegate")                    management. Usual investment minimum is
  600 West Broadway                         $10 million for an institutional
  San Diego, CA 92101                       account.

  Capital Appreciation Fund                 The Board of Directors named Marsico      Thomas F. Marsico is responsible for the
                                            Fund Manager effective November 1, 1999.  day-to-day management of the Fund. He
  Marsico Capital Management, LLC           Marsico has been providing investment     has more than 20 years of investment
  ("Marsico")                               counseling since 1997. As of December     industry experience. He founded Marsico
  1200 17th Street                          31, 2001, total assets under management   in 1997 and has served as Marsico's
  Suite 1300                                for all clients were approximately $11.9  Chairman and Chief Investment Officer
  Denver, Colorado 80202                    billion. Usual investment minimum is      since then. Immediately before founding
                                            $100 million.                             Marsico, he previously served as
                                                                                      Portfolio Manager for Janus Capital
                                                                                      Corporation from 1986 to 1997.

  Global Health Care Fund                   Nicholas-Applegate was organized as a     Day-to-day management of this Fund is
                                            partnership in 1984. As of December 31,   performed by an investment management
  Nicholas-Applegate                        2001, it had $25.4 billion under          team.
  600 West Broadway                         management. Usual investment minimum is
  San Diego, CA 92101                       $10 million for an institutional
                                            account.


  NAME OF FUND AND NAME AND                            THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                                  EXPERIENCE                              FUND MANAGERS
  Managed Fund*                             Wellington Management has provided        Day-to-day management of this Fund is
                                            investment counseling services since      performed by an investment management
  Wellington Management Company, LLP        1928, and as of December 31, 2001, had    team.
  75 State Street                           assets under management for all clients
  Boston, Massachusetts 02109               of over $311 billion. The usual minimum
                                            for separate account investment is
                                            generally $20 million.

* Managed Fund was co-managed by Sanford C. Bernstein & Co., LLC until August 23, 2002.

SHARES

SELECTING A SHARE CLASS

     Each class of shares has its own sales charge and expense structure, which allows you to choose the class of shares best suited to your investment needs. When choosing your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial advisor can help you determine which class is right for you.

     The table below summarizes the key features of Class A, B and C shares. They are described in more detail below.

                                       CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Availability?                Generally available through  Available only to investors  Available only to investors
                             most investment dealers.     purchasing less than         purchasing less than
                                                          $250,000 in a single         $1,000,000 in the
                                                          purchase order.              aggregate.
Initial Sales Charge?        Yes. Payable at time of      No. Entire purchase is       Yes. Payable at time of
                             purchase. Lower sales        invested in shares of a      purchase.
                             charges available for        Fund.
                             larger investments.
Contingent Deferred Sales    No. (However, we will        Yes. Payable if you redeem   Yes (excludes initial
  Charge ("CDSC")?           charge a CDSC if you sell    your shares within six       purchases of shares in the
                             within two years of          years of purchase. Amount    Money Market Fund). Payable
                             purchasing shares, on which  of CDSC gradually decreases  if you redeem your shares
                             no initial sales charge was  over time.                   within one year of
                             imposed because the                                       purchase.
                             original purchase price
                             exceeded $1 million.)
Distribution and Service     0.45% distribution and       0.75% distribution fee and   0.75% distribution fee and
  Fees?                      service fee                  0.25% service fee            0.25% service fee
Conversion to Class A        (Not applicable)             Yes, automatically after     No.
  Shares?                                                 eight years.

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds. In addition to distribution and service fees paid by the Funds under the Class A, Class B and Class C distribution plans, the Distributor (or one of its affiliates) may make payments out of its own resources to dealers and other persons who sell shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell a significant number of shares.

CLASS A SHARES -- INITIAL SALES CHARGE OPTION


     If you select Class A shares, you will pay a sales charge at the time of purchase. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. No initial sales charge applies to Class A shares that you receive through reinvestment of dividends or distributions. The sales charges applicable to Class A shares are based on the following schedule:

                                                                                       DEALER DISCOUNT OR
                                   SALES CHARGE AS A       SALES CHARGE AS A             AGENCY FEE AS A
                                 PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT            PERCENTAGE OF
YOUR INVESTMENT(1)                       PRICE                  INVESTED                OFFERING PRICE(2)
----------------------------------------------------------------------------------------------------------------
Up to $99,999..................          4.75%                   4.99%           4.00%
$100,000 up to $249,999........          3.75%                   3.90%           3.00%
$250,000 up to $499,999........          2.50%                   2.56%           2.00%
$500,000 up to $999,999(3).....          2.00%                   2.04%           1.50%
$1,000,000 and up(3)...........           None                    None           1% of the first $4.99 million;
                                                                                 0.75% of amounts from $5-19.99
                                                                                 million; 0.50% of amounts from
                                                                                 $20 million to $100 million;
                                                                                 0.25% of amounts in excess of
                                                                                 $100 million.

---------------

(1) In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds.
(2) From time to time upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise. The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.
(3) If certain employee benefit plans qualified under Section 401 and 403 of the Internal Revenue Code invest $500,000 or more or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies. However, if the plan or you redeem shares within 24 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares in excess of $500,000.

     If you purchase Class A shares, you will also pay a distribution and service fee at an annual rate of 0.45% of the average daily net assets attributable to Class A shares of each Fund.

     Class A shares are available for purchase by the state-sponsored Texas 529 qualified tuition savings plan.

CLASS B SHARES -- CDSC OPTION

     If you select Class B shares, you will not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years of purchase, you will be required to pay a CDSC, which will be deducted from your redemption proceeds. If you own Class B shares of a Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution-related services to the Funds.

     The Fund will not accept purchase orders for Class B shares in amounts of $250,000 or more.

     The Class B CDSC gradually decreases as you hold your shares over time, according to the following schedule:

                                                              APPLICABLE CLASS B
YEARS SINCE PURCHASE                                          CONTINGENT DEFERRED
ORDER WAS ACCEPTED                                               SALES CHARGE
---------------------------------------------------------------------------------
One year....................................................         5.00%
Over one year up to two years...............................         4.00%
Over two years up to three years............................         4.00%
Over three years up to four years...........................         3.00%
Over four years up to five years............................         2.00%
Over five years up to six years.............................         1.00%
More than six years.........................................         None

CLASS C -- INITIAL SALES CHARGE AND CDSC OPTION

     If you select Class C shares, you will pay an initial sales charge at the time of purchase. No initial sales charge applies to Class C shares that you receive through reinvestment of dividends or distributions.

     The sales charges applicable to Class C shares are based on the following schedule:

                                                DEALER DISCOUNT OR
  SALES CHARGE AS A       SALES CHARGE AS A      AGENCY FEE AS A
PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT     PERCENTAGE OF
       PRICE(1)                INVESTED           OFFERING PRICE
------------------------------------------------------------------
        1.00%                   1.01%                 1.00%

---------------

(1) No initial sales charge applies to purchases made through retirement accounts qualified under the Internal Revenue Code.

     In addition to the Initial Sales Charge, if you redeem your Class C shares within one year of purchase, you will be required to pay a CDSC of 1.00%, which will be deducted from your redemption proceeds. If you own Class C shares, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution-related services to the Funds.

     The Fund will not accept purchase orders for Class C shares in amounts of $1,000,000 or more.

CLASS Y SHARES

     Each Fund offers Class Y shares for the minimum initial purchase amount of $1,000,000. Class Y shares do not bear a sales charge, distribution or service fee. Class Y shares are offered exclusively for sale to institutional investors, including banks, savings institutions, trust companies, insurance companies, investment companies registered under the Investment Company Act of 1940,
Section 501(c)3 entities, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund, Inc. ("RS Fund"), employees of Enterprise Capital Management, the Advisor to the Funds, direct referrals of Fund Managers or Evaluation Associates, Inc. ("EAI") or other financial institutional buyers. Certain wrap account clients of broker/dealers, former RS Fund shareholders, employees of the Advisor to the Funds and direct referrals of Fund Managers or EAI are offered Class Y shares at a lower minimum purchase amount.

DETERMINATION OF THE CDSC

     Each applicable CDSC will be determined using the original purchase cost or current market value of the shares being redeemed, whichever is less. There is no CDSC imposed upon the redemption of reinvested dividends or distributions. Moreover, no CDSC will be charged upon the exchange of shares from one Fund into another. In determining whether a CDSC is payable, we assume that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased.

     The following example illustrates the calculation of a CDSC. Assume that you make a single purchase of $10,000 of a Fund's Class B shares at a price of $10 per share. Sixteen months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000; the current price per share is $11. If you then redeem $5,500 in share values, (500 shares) the CDSC would apply only to $4,000. That figure is arrived at by taking the entire redemption amount ($5,500) minus the reinvested dividends ($1,000), minus the appreciation per share redeemed ($1 per share X the number of shares redeemed--$500). The charge would be at a rate of 4% ($160) because it was in the second year after the purchase was made.

CLASS A INITIAL SALES CHARGE WAIVERS

     The following individuals and institutions may purchase Class A shares without an initial sales charge:

        - Selling brokers, their employees and their registered representatives.

        - Employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.

        - Directors, former directors, employees or retirees of the Advisor or of The MONY Group Inc. ("MONY") and its subsidiaries.

        - Family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the first three categories.

        - MONY and its subsidiaries.

        - Clients of fee-based financial planners.

        - Financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

CLASS C INITIAL SALES CHARGE WAIVERS

     Class C shares may be purchased without an initial sales charge by the following:

        - Certain Dealers, with the agreement of the Distributor.

        - Shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to purchase additional Class C shares in the same Fund.

        - Shareholders who purchased Class C shares in a Fund prior to April 1, 2002, and desire to exchange those Class C shares into a different Fund (the "New Fund"), one time only. Additional Class C purchases in the New Fund are subject to the Class C initial sales charge.

        - Investors in retirement accounts qualified under the Internal Revenue Code.

     The Class A initial sales charge may be reduced in connection with purchases by members of certain associations, fraternal groups, franchise organizations and unions. There are also several special purchase plans that allow you to combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. For information about initial sales charge reductions, the "Right of Accumulation Discount" and "Letter of Intent Investments," contact your financial advisor or broker, or consult the Statement of Additional Information.

     The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

CDSC WAIVERS

     Your CDSC will be waived in connection with:

        - Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under IRC Section 401(a) or from custodial accounts under IRC Section 403(b)(7), deferred compensation plans under the IRC Section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans.

        - The liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.

        - Redemption of shares of a shareholder (including a registered joint owner) who has died.

        - Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being sold becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

        - Redemptions under a Fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account.

        - Redemptions made pursuant to any Individual Retirement Account (IRA) systematic withdrawal based on the shareholder's life expectancy in accordance with the requirements of the IRC.

CONVERSION OF CLASS B SHARES

     Your Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

REINSTATEMENT PRIVILEGE

     If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same Class of the same Fund within 180 days of redemption. Specifically, when you reinvest, the Fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. The return of a CDSC may affect determination of gain or loss relating to the original sale transaction for federal income tax purposes. The Funds may modify or terminate the reinstatement privilege at any time.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange Class A, Class B and Class C shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund and the share Class             Be sure to read this prospectus carefully.
    appropriate for you
  Determine how much you would like to invest     The minimum initial investment for the Funds is $1,000 for each Fund, except:
                                                    - $250 for retirement plans
                                                    - $100 for the Automatic Bank Draft Plan
                                                  The minimum investment for additional purchases is $50 for all accounts except:
                                                    - $25 for retirement plans
                                                    - $25 for the Automatic Bank Draft Plan
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                et asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks and money orders will not be
                                                  accepted.
  Receive Letter of Intent Discount               You are entitled to a reduced sales charge on $100,000 or
                                                  more of Class A shares purchased within 13 months. The
                                                  minimum investment is 5% of the amount indicated which will be held in escrow in your name. This secures payment of the higher sales charge of shares actually purchased if the full amount indicated is not purchased within 13 months. Escrowed shares will be redeemed to pay additional sales charges if necessary. Escrowed shares will be released when you
                                                  purchase the full amount.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Receive Right of Accumulation Discount          You are entitled to a reduced sales charge on additional
                                                  purchases of Class A shares if the value of their existing aggregate holdings equals $100,000 or more. [See
                                                  "Shareholder Account Information -- Class A
                                                  Shares -- Initial Sales Charge Option" in the Prospectus for
                                                  more information.] To determine the discount, fund share
                                                  holdings of your immediate family, accounts you control as a single investor, trustee of or participant in pooled and
                                                  similar accounts, will be totaled when you notify Enterprise of the applicable accounts.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge. This does not apply to Money Market Fund
                                                  dividends invested in another Fund.
  Participate in the Automatic Bank Draft Plan    Your bank account may be debited monthly for automatic
                                                  investment into one or more of the Funds for each Class.
  Acquire Additional Shares through the           If you have your bank account linked to your Enterprise
    Automatic Purchase Plan                       account, you can call Shareholder Services at 1-800-368-3527 prior to 4:00 Eastern Standard Time and purchase shares at that day's closing price. The money will be taken from your bank account within one to five days.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Enterprise Fund or you may open a new account with $100 or more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Conventional IRA, Roth
                                                  IRA, Coverdell Education Savings Account, other retirement plans funded by shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee. If you would like to find out more about these plans, please
                                                  contact the Retirement Plan Department.

     The charts below summarize how those who qualify to purchase Y class shares may purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund appropriate for you             Be sure to read this prospectus carefully.
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks will not be accepted.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. If
                                                  you are not subject to the minimum investment requirement of
                                                  $1,000,000, as long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in
                                                  another Fund or you may open a new account with $100 or
                                                  more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Traditional IRA, Roth
                                                  IRA, Educational IRA, other retirement plans funded by
                                                  shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee. If you would like to find out more about these plans, please
                                                  contact the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                    - the name and address of record of the registered owner,
                                                    - the account number and tax i.d. number,
                                                    - the amount to be withdrawn, and
                                                    - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64121-9731                      - the redemption proceeds exceed $50,000,
                                                    - the proceeds are to be sent to an address other than the address of record, or
                                                    - the proceeds are to be sent to a person other than the
                                                  registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                    - a member firm of a domestic securities exchange;
                                                    - a commercial bank;
                                                    - a savings and loan association;
                                                    - a credit union; or
                                                    - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds In General                  The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to any bank. If you authorize the Transfer Agent to accept
                                                  telephone wire requests, any authorized person may make such requests at 1-800-368-3527. However, on a telephone request, your proceeds may be wired only to a bank previously
                                                  designated by you in writing. If you have authorized
                                                  expedited wire redemption, shares can be sold and the
                                                  proceeds sent by federal wire transfer to a single,
                                                  previously designated bank account. Otherwise, proceeds
                                                  normally will be sent to the designated bank account the
                                                  following business day. To change the name of the single
                                                  designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING SHARES
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The Funds process sales through a systematic
                                                  withdrawal plan on the 15th day of the month or the
                                                  following business day if the 15th is not a business day.
                                                  Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the
                                                  designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the
                                                  shares redeemed, sales for the purpose of making such
                                                  payments may reduce or even exhaust the account.
                                                  The Funds may amend the terms of a systematic withdrawal
                                                  plan on 30 days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange
                                                  No CDSC will be charged upon the exchange of shares, but in the case of shares held one month or less (other than shares acquired through reinvestment of dividends or other
                                                  distributions and excluding redemptions or exchanges from
                                                  the Money Market Fund and redemptions made through a
                                                  Systematic Withdrawal Plan) for exchanges or redemptions of a value of $25,000 or more, a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the
                                                  remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may
                                                  disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Funds will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date
                                                  for shares held in your account.
                                                  If you are not subject to the minimum investment requirement of $1,000,000, and your exchange results in the opening of a new account in a Fund, you are subject to the minimum
                                                  investment requirement of $1,000. Original investments in
                                                  the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                    - the name of the Fund you are exchanging from,
                                                    - the name and address of the registered owner,
                                                    - the account number and tax i.d. number,
                                                    - the dollar amount or number of shares to be exchanged,
                                                    - the Fund into which you are exchanging, and
                                                    - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services                 - the name of the Fund you are exchanging from,
    P.O. Box 219731                                 - the account name(s) and address,
    Kansas City, MO 64121-9731                      - the account number,
                                                    - the dollar amount or number of shares to be exchanged,
                                                  and
                                                    - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the offering price, which is net asset value, plus any applicable sales charges. When you redeem your shares, you receive the net asset value, minus any applicable CDSC. The Funds calculate a share's net asset value by dividing net assets of each class by the total number of outstanding shares of such class.

     The Funds calculate net asset value after the close of regular trading on each day the New York Stock Exchange is open.

     Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board.

     If market quotations are not readily available or do not accurately reflect fair value for a security, such security may be valued at its fair value, as determined by methods approved by the Board of Directors. A fund may use fair value pricing if, for example, a security's value is affected by a significant event that occurs after the close of the primary exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur with domestic securities as well. For example, if a significant event occurs after the close of a foreign security's primary exchange, but prior to the calculation of the Fund's net asset value, the Fund may adjust the security's closing price on the primary exchange to reflect the fair valuation of the security after the significant event.

     Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized to par over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The different expenses borne by each class of shares of a Fund will result in different net asset values and dividends for each class. The net asset values of Classes A, B and C of each Fund may, however, converge immediately after the recording of dividends. Because Class Y shares are not subject to any distribution or service fees, the net asset value per share of the Class Y shares will generally be higher than the net asset value per share of Classes A, B and C shares of each Fund, except following payments of dividends and distributions.

EXECUTION OF REQUESTS

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by a Fund. Price calculations will be based on trades placed in good order by the close of regular trading on each day the New York Stock Exchange is open. The Distributor or a Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions, the Fund reserves the right to refuse any exchange order that could involve actual or potential harm to the Fund.

     If you redeem or exchange shares of a Fund after holding them one month or less (other than shares acquired through reinvestment of dividends or other distributions), for exchanges or redemptions of a value of $25,000 or more, a fee of 2% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to mitigate the costs caused to the Fund by early redemptions that may disrupt effective management of the Fund. It may be modified or discontinued at any time or from time to time. The Fund will use the "first in, first out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64121-9731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS


     For accounts with balances under $1,000, an annual service charge of $35 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.


     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

REPORTS TO SHAREHOLDERS

     Every year the Funds will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information. To reduce expenses, the Funds will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct the Funds or your financial adviser otherwise.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains and declares and pays dividends of net investment income, if any, at least annually.

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the ordinary income dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is currently 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 30% (subject to phased-in reductions) ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-Up Withholding. Corporate and certain other shareholders are exempt from Back-Up Withholding.

     Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). Except for the information for the six months ended June 30, 2002, this information has been audited by PricewaterhouseCoopers LLP, independent accountants. The Fund's financial statements and the independent auditors' report thereon are in the Annual Report for the fiscal year ended December 31, 2001. The Funds' financial statements for the six months ended June 30, 2002 are in the Semi-Annual Report. These shareholder reports may be obtained without charge by calling the Fund at 1-800-368-3527.

                                                                (UNAUDITED)                           FOR THE PERIOD
                                                              SIX MONTHS ENDED      YEAR ENDED           10/31/00
        ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS A)           JUNE 30, 2002     DECEMBER 31, 2001   THROUGH 12/31/00
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  8.54             $  9.32             $10.00
Net Investment Income (Loss)................................        (0.05)(F)           (0.09)(F)          (0.04)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.54)              (0.69)             (0.64)
                                                              -------------------------------------------------------
Total from Investment Operations............................        (2.59)              (0.78)             (0.68)
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................           --                  --                 --
Distributions from Capital Gains............................           --                  --                 --
                                                              -------------------------------------------------------
Total Distributions.........................................           --                  --                 --
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................      $  5.95             $  8.54             $ 9.32
                                                              -------------------------------------------------------
Total Return(C).............................................       (30.33)%(B)          (8.37)%            (6.80)%(B)
Net Assets End of Period (In Thousands).....................      $ 5,416             $ 7,903             $4,480
Ratio of Expenses to Average Net Assets.....................         1.85%(A)            1.85%              1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.50%(A)            2.60%              8.65%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.47)%(A)          (1.15)%            (0.47)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.12)%(A)          (1.90)%            (7.27)%(A)
Portfolio Turnover Rate.....................................          171%                418%                34%(B)
                                                                (UNAUDITED)                           FOR THE PERIOD
                                                              SIX MONTHS ENDED      YEAR ENDED           10/31/00
        ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS B)           JUNE 30, 2002     DECEMBER 31, 2001   THROUGH 12/31/00
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  8.46             $  9.30             $10.00
Net Investment Income (Loss)................................        (0.07)(F)           (0.14)(F)          (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.51)              (0.70)             (0.63)
                                                              -------------------------------------------------------
Total from Investment Operations............................        (2.58)              (0.84)             (0.70)
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................           --                  --                 --
Distributions from Capital Gains............................           --                  --                 --
                                                              -------------------------------------------------------
Total Distributions.........................................           --                  --                 --
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................      $  5.88             $  8.46             $ 9.30
                                                              -------------------------------------------------------
Total Return(D).............................................       (30.50)%(B)          (9.03)%            (7.00)%(B)
Net Assets End of Period (In Thousands).....................      $ 6,369             $ 8,619             $3,662
Ratio of Expenses to Average Net Assets.....................         2.40%(A)            2.40%              2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         3.05%(A)            3.13%              9.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (2.02)%(A)          (1.71)%            (1.02)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.68)%(A)          (2.44)%            (7.82)%(A)
Portfolio Turnover Rate.....................................          171%                418%                34%(B)
                                                                (UNAUDITED)                           FOR THE PERIOD
                                                              SIX MONTHS ENDED      YEAR ENDED           10/31/00
        ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS C)           JUNE 30, 2002     DECEMBER 31, 2001   THROUGH 12/31/00
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  8.47             $  9.30             $10.00
Net Investment Income (Loss)................................        (0.07)(F)           (0.14)(F)          (0.07)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.52)              (0.69)             (0.63)
                                                              -------------------------------------------------------
Total from Investment Operations............................        (2.59)              (0.83)             (0.70)
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................           --                  --                 --
Distributions from Capital Gains............................           --                  --                 --
                                                              -------------------------------------------------------
Total Distributions.........................................           --                  --                 --
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................      $  5.88             $  8.47             $ 9.30
                                                              -------------------------------------------------------
Total Return(D).............................................       (30.58)%(B,C)        (8.92)%            (7.00)%(B)
Net Assets End of Period (In Thousands).....................      $ 2,130             $ 3,231             $1,885
Ratio of Expenses to Average Net Assets.....................         2.40%(A)            2.40%              2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         3.05%(A)            3.16%              9.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (2.02)%(A)          (1.70)%            (1.02)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.67)%(A)          (2.46)%            (7.82)%(A)
Portfolio Turnover Rate.....................................          171%                418%                34%(B)

                                                                (UNAUDITED)                           FOR THE PERIOD
                                                              SIX MONTHS ENDED      YEAR ENDED           10/31/00
        ENTERPRISE GLOBAL HEALTH CARE FUND (CLASS Y)           JUNE 30, 2002     DECEMBER 31, 2001   THROUGH 12/31/00
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  8.57             $ 9.33              $10.00
Net Investment Income (Loss)................................        (0.04)(F)          (0.06)(F)            0.00(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (2.54)             (0.70)              (0.67)
                                                              -------------------------------------------------------
Total from Investment Operations............................        (2.58)             (0.76)              (0.67)
                                                              -------------------------------------------------------
Dividends from Net Investment Income........................           --                 --                  --
Distributions from Capital Gains............................           --                 --                  --
                                                              -------------------------------------------------------
Total Distributions.........................................           --                 --                  --
                                                              -------------------------------------------------------
Net Asset Value End of Period...............................      $  5.99             $ 8.57              $ 9.33
                                                              -------------------------------------------------------
Total return................................................       (30.11)%(B)         (8.15)%             (6.70)%(B)
Net Assets End of Period (In Thousands).....................      $   211             $  269              $  281
Ratio of Expenses to Average Net Assets.....................         1.40%(A)           1.40%               1.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.06%(A)           2.18%               8.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.02)%(A)         (0.68)%             (0.03)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (1.68)%(A)         (1.46)%             (6.83)%(A)
Portfolio Turnover Rate.....................................          171%               418%                 34%(B)

                                                  (UNAUDITED)         YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED      ------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)   JUNE 30, 2002          2001           2000
----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........       $  27.23          $  34.21       $  46.61
Net Investment Income (Loss).................          (0.10)(F)         (0.24)(F)      (0.25)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.................................          (0.05)            (6.75)         (5.44)
                                                ----------------------------------------------
Total from Investment Operations.............          (0.15)            (6.99)         (5.69)
                                                ----------------------------------------------
Dividends from Net Investment Income.........             --                --             --
Distributions from Capital Gains.............             --                --          (6.71)
                                                ----------------------------------------------
Total Distributions..........................             --                --          (6.71)
                                                ----------------------------------------------
Redemption Fees..............................           0.00(G)            .01             --
                                                ----------------------------------------------
Net Asset Value End of Period................       $  27.08          $  27.23       $  34.21
                                                ----------------------------------------------
Total Return(C)..............................          (0.55)%(B)       (20.40)%       (14.19)%
Net Assets End of Period (In Thousands)......       $124,712          $128,957       $176,467
Ratio of Expenses to Average Net Assets......           1.63%(A)          1.61%(H)       1.52%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)...................           1.63%(A)          1.61%(H)       1.52%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................          (0.76)%(A)        (0.84)%(H)     (0.64)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)..............................          (0.76)%(A)        (0.84)%(H)     (0.64)%
Portfolio Turnover Rate......................             60%              111%           140%

                                                        YEAR ENDED DECEMBER 31,
                                                ---------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)    1999           1998           1997
----------------------------------------------  ---------------------------------------
Net Asset Value Beginning of Period...          $  38.59       $  35.54       $  34.21
Net Investment Income (Loss)..................     (0.47)(F)      (0.39)(F)      (0.37)
Net Realized and Unrealized Gain (Loss) on
 Investments..................................     15.43          10.55           7.31
                                                ---------------------------------------
Total from Investment Operations..............     14.96          10.16           6.94
                                                ---------------------------------------
Dividends from Net Investment Income...               --             --             --
Distributions from Capital Gains..............     (6.94)         (7.11)         (5.61)
                                                ---------------------------------------
Total Distributions...........................     (6.94)         (7.11)         (5.61)
                                                ---------------------------------------
Redemption Fees...............................        --             --             --
                                                ---------------------------------------
Net Asset Value End of Period.................  $  46.61       $  38.59       $  35.54
                                                ---------------------------------------
Total Return(C)...............................     39.39%         30.15%         20.27%
Net Assets End of Period (In Thousands).......  $181,232       $131,605       $112,738
Ratio of Expenses to Average Net Assets.......      1.52%          1.52%          1.65%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)....................      1.52%          1.52%          1.65%
Ratio of Net Investment Income (Loss) to
 Average Net Assets...........................     (1.15)%        (1.01)%        (1.06)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...............................     (1.15)%        (1.01)%        (1.06)%
Portfolio Turnover Rate.......................       170%            76%            61%

                                                  (UNAUDITED)         YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED      ------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)   JUNE 30, 2002          2001           2000
----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........       $ 25.70           $  32.47       $  44.80
Net Investment Income (Loss).................         (0.17)(F)          (0.37)(F)      (0.43)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments.................................         (0.04)             (6.40)         (5.19)
                                                ----------------------------------------------
Total from Investment Operations.............         (0.21)             (6.77)         (5.62)
                                                ----------------------------------------------
Dividends from Net Investment Income...                  --                 --             --
Distributions from Capital Gains.............            --                 --          (6.71)
                                                ----------------------------------------------
Total Distributions..........................            --                 --          (6.71)
                                                ----------------------------------------------
Net Asset Value End of Period................       $ 25.49           $  25.70       $  32.47
                                                ----------------------------------------------
Total Return(D)..............................         (0.82)%(B)        (20.85)%       (14.65)%
Net Assets End of Period (In Thousands)......       $53,984           $ 56,243       $ 74,887
Ratio of Expenses to Average Net Assets......          2.18%(A)           2.16%(H)       2.08%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)...................          2.18%(A)           2.16%(H)       2.08%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................         (1.32)%(A)         (1.40)%(H)     (1.17)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)..............................         (1.32)%(A)         (1.40)%(H)     (1.17)%
Portfolio Turnover Rate......................            60%               111%           140%

                                                        YEAR ENDED DECEMBER 31,
                                                ---------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)    1999           1998           1997
----------------------------------------------  ---------------------------------------
Net Asset Value Beginning of Period..........   $  37.50       $  34.89       $  33.86
Net Investment Income (Loss).................      (0.68)(F)      (0.58)(F)      (0.45)
Net Realized and Unrealized Gain (Loss) on
 Investments.................................      14.92          10.30           7.09
                                                ---------------------------------------
Total from Investment Operations.............      14.24           9.72           6.64
                                                ---------------------------------------
Dividends from Net Investment Income...               --             --             --
Distributions from Capital Gains.............      (6.94)         (7.11)         (5.61)
                                                ---------------------------------------
Total Distributions..........................      (6.94)         (7.11)         (5.61)
                                                ---------------------------------------
Net Asset Value End of Period................   $  44.80       $  37.50       $  34.89
                                                ---------------------------------------
Total Return(D)..............................      38.62%         29.44%         19.60%
Net Assets End of Period (In Thousands)......   $ 40,276       $ 14,663       $  7,862
Ratio of Expenses to Average Net Assets......       2.08%          2.08%          2.21%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)...................       2.08%          2.08%          2.21%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................      (1.69)%        (1.56)%        (1.61)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)..............................      (1.69)%        (1.56)%        (1.61)%
Portfolio Turnover Rate......................        170%            76%            61%

                                                      (UNAUDITED)             YEAR ENDED DECEMBER 31,
                                                    SIX MONTHS ENDED          ------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)       JUNE 30, 2002              2001           2000
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...............      $ 26.43               $  33.40       $  45.85
Net Investment Income (Loss)......................        (0.18)(F)              (0.38)(F)      (0.44)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments......................................        (0.03)                 (6.59)         (5.30)
                                                    --------------------------------------------------
Total from Investment Operations..................        (0.21)                 (6.97)         (5.74)
                                                    --------------------------------------------------
Dividends from Capital Gains......................           --                     --             --
Distributions from Capital Gains..................           --                     --          (6.71)
                                                    --------------------------------------------------
Total Distributions...............................           --                     --          (6.71)
                                                    --------------------------------------------------
Net Asset Value End of Period.....................      $ 26.22               $  26.43       $  33.40
                                                    --------------------------------------------------
Total Return(D)...................................        (0.79)%(B,C)          (20.87)%       (14.57)%
Net Assets End of Period (In Thousands)...........      $16,492               $ 17,156       $ 23,483
Ratio of Expenses to Average Net Assets...........         2.18%(A)               2.16%(H)       2.08%
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)...................................         2.18%(A)               2.16%(H)       2.08%
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................        (1.32)%(A)             (1.39)%(H)     (1.17)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement).............        (1.32)%(A)             (1.39)%(H)     (1.17)%
Portfolio Turnover Rate...........................           60%                   111%           140%

                                                     YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                    -------------------------        MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)        1999            1998         DECEMBER 31, 1997
--------------------------------------------------  ------------------------------------------------
Net Asset Value Beginning of Period...............  $  38.25        $  35.43           $  33.54
Net Investment Income (Loss)......................     (0.68)(F)       (0.57)(F)          (0.19)
Net Realized and Unrealized Gain (Loss) on
 Investments......................................     15.22           10.50               7.69
                                                    ------------------------------------------------
Total from Investment Operations..................     14.54            9.93               7.50
                                                    ------------------------------------------------
Dividends from Capital Gains......................        --              --                 --
Distributions from Capital Gains..................     (6.94)          (7.11)             (5.61)
                                                    ------------------------------------------------
Total Distributions...............................     (6.94)          (7.11)             (5.61)
                                                    ------------------------------------------------
Net Asset Value End of Period.....................  $  45.85        $  38.25           $  35.43
                                                    ------------------------------------------------
Total Return(D)...................................     38.64%          29.60%             22.35%(B)
Net Assets End of Period (In Thousands)...........  $  6,918        $  1,040           $    126
Ratio of Expenses to Average Net Assets...........      2.11%           2.11%              2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement)...................................      2.11%           2.11%              2.21%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................     (1.69)%         (1.53)%            (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Reimbursement).............     (1.69)%         (1.53)%            (1.88)%(A)
Portfolio Turnover Rate...........................       170%             76%                61%(B)

                                                 (UNAUDITED)             YEAR ENDED DECEMBER 31,                  FOR THE PERIOD
                                               SIX MONTHS ENDED   -------------------------------------              5/14/98
ENTERPRISE CAPITAL APPRECIATION (CLASS Y)       JUNE 30, 2002      2001           2000           1999            THROUGH 12/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........       $27.85        $ 34.84        $ 47.14        $ 38.79               $40.71
Net investment income (loss).................        (0.04)(F)      (0.11)(F)      (0.07)(F)      (0.28)(F)            (0.15)(F)
Net realized and unrealized gain (loss) on
 investments.................................        (0.05)         (6.88)         (5.52)         15.57                 5.34
                                               ----------------------------------------------------------------------------------
Total from investment operations.............        (0.09)         (6.99)         (5.59)         15.29                 5.19
                                               ----------------------------------------------------------------------------------
Dividends from net investment income.........           --             --             --             --                   --
Distributions from capital gains.............           --             --          (6.71)         (6.94)               (7.11)
                                               ----------------------------------------------------------------------------------
Total distributions..........................           --             --          (6.71)         (6.94)               (7.11)
                                               ----------------------------------------------------------------------------------
Net asset value end of period................       $27.76        $ 27.85        $ 34.84        $ 47.14               $38.79
                                               ----------------------------------------------------------------------------------
Total return.................................        (0.32)%(B)    (20.06)%       (13.77)%        40.04%               14.08%(B)
Net assets end of period (in thousands)......       $  588        $   433        $   532        $   428               $  204
Ratio of expenses to average net assets......         1.18%(A)       1.16%(H)       1.08%          1.07%                1.05%(A)
Ratio of expenses to average net assets
 (excluding reimbursement)...................         1.18%(A)       1.16%(H)       1.08%          1.07%                1.05%(A)
Ratio of net investment income (loss) to
 average net assets..........................        (0.31)%(A)     (0.40)%(H)     (0.19)%        (0.69)%              (0.51)%(A)
Ratio of net investment income (loss) to
 average net assets (excluding
 reimbursement)..............................        (0.31)%(A)     (0.40)%(H)     (0.19)%        (0.69)%              (0.51)%(A)
Portfolio turnover rate......................           60%           111%           140%           170%                  76%(B)

                                                                (UNAUDITED)                               FOR THE PERIOD
                                                              SIX MONTHS ENDED        YEAR ENDED             10/31/00
ENTERPRISE MID-CAP GROWTH FUND (CLASS A)                       JUNE 30, 2002       DECEMBER 31, 2001     THROUGH 12/31/00
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  5.12               $  8.73              $  10.00
Net Investment Income (Loss)................................        (0.03)(F)             (0.07)(F)             (0.04)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (1.02)                (3.54)                (1.23)
                                                              -----------------------------------------------------------
Total from Investment Operations............................        (1.05)                (3.61)                (1.27)
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................           --                    --                    --
Distributions from Capital Gains............................           --                    --                    --
                                                              -----------------------------------------------------------
Total Distributions.........................................           --                    --                    --
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................      $  4.07               $  5.12              $   8.73
                                                              -----------------------------------------------------------
Total Return(C).............................................       (20.51)%(B)           (41.35)%              (12.70)%(B)
Net Assets End of Period (In Thousands).....................      $ 5,052               $ 6,749              $  2,336
Ratio of Expenses to Average Net Assets.....................         1.60%(A)              1.60%                 1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.28%(A)              3.06%                15.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.34)%(A)            (1.26)%               (0.74)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.02)%(A)            (2.73)%              (14.35)%(A)
Portfolio Turnover Rate.....................................          102%                  174%                   17%(B)

                                                                (UNAUDITED)                               FOR THE PERIOD
                                                              SIX MONTHS ENDED        YEAR ENDED             10/31/00
ENTERPRISE MID-CAP GROWTH FUND (CLASS B)                       JUNE 30, 2002       DECEMBER 31, 2001     THROUGH 12/31/00
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  5.09               $  8.73              $  10.00
Net Investment Income (Loss)................................        (0.04)(F)             (0.10)(F)             (0.09)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (1.01)                (3.54)                (1.18)
                                                              -----------------------------------------------------------
Total from Investment Operations............................        (1.05)                (3.64)                (1.27)
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................           --                    --                    --
Distributions from Capital Gains............................           --                    --                    --
                                                              -----------------------------------------------------------
Total Distributions.........................................           --                    --                    --
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................      $  4.04               $  5.09              $   8.73
                                                              -----------------------------------------------------------
Total Return(D).............................................       (20.63)%(B)           (41.70)%              (12.70)%(B)
Net Assets End of Period (In Thousands).....................      $ 5,228               $ 6,870              $  1,429
Ratio of Expenses to Average Net Assets.....................         2.15%(A)              2.15%                 2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.83%(A)              3.61%                15.76%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.89)%(A)            (1.81)%               (1.30)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.57)%(A)            (3.28)%              (14.91)%(A)
Portfolio Turnover Rate.....................................          102%                  174%                   17%(B)
                                                                (UNAUDITED)                               FOR THE PERIOD
                                                              SIX MONTHS ENDED        YEAR ENDED             10/31/00
ENTERPRISE MID-CAP GROWTH FUND (CLASS C)                       JUNE 30, 2002       DECEMBER 31, 2001     THROUGH 12/31/00
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  5.09               $  8.71              $  10.00
Net Investment Income (Loss)................................        (0.04)(F)             (0.10)(F)             (0.08)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (1.01)                (3.52)                (1.21)
                                                              -----------------------------------------------------------
Total from Investment Operations............................        (1.05)                (3.62)                (1.29)
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................           --                    --                    --
Distributions from Capital Gains............................           --                    --                    --
                                                              -----------------------------------------------------------
Total Distributions.........................................           --                    --                    --
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................      $  4.04               $  5.09              $   8.71
                                                              -----------------------------------------------------------
Total Return(D).............................................       (20.63)%(B,C)         (41.56)%              (12.90)%(B)
Net Assets End of Period (In Thousands).....................      $ 2,251               $ 3,131              $  1,111
Ratio of Expenses to Average Net Assets.....................         2.15%(A)              2.15%                 2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         2.83%(A)              3.61%                15.76%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.89)%(A)            (1.81)%               (1.31)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (2.57)%(A)            (3.28)%              (14.92)%(A)
Portfolio Turnover Rate.....................................          102%                  174%                   17%(B)
                                                                (UNAUDITED)                               FOR THE PERIOD
                                                              SIX MONTHS ENDED        YEAR ENDED             10/31/00
ENTERPRISE MID-CAP GROWTH FUND (CLASS Y)                       JUNE 30, 2002       DECEMBER 31, 2001     THROUGH 12/31/00
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................      $  5.15               $  8.74              $  10.00
Net Investment Income (Loss)................................        (0.02)(F)             (0.04)(F)             (0.02)(F)
Net Realized and Unrealized Gain (Loss) on Investments......        (1.03)                (3.55)                (1.24)
                                                              -----------------------------------------------------------
Total from Investment Operations............................        (1.05)                (3.59)                (1.26)
                                                              -----------------------------------------------------------
Dividends from Net Investment Income........................           --                    --                    --
Distributions from Capital Gains............................           --                    --                    --
                                                              -----------------------------------------------------------
Total Distributions.........................................           --                    --                    --
                                                              -----------------------------------------------------------
Net Asset Value End of Period...............................      $  4.10               $  5.15              $   8.74
                                                              -----------------------------------------------------------
Total Return................................................       (20.39)%(F)           (41.08)%              (12.60)%(B)
Net Assets End of Period (In Thousands).....................      $   293               $   241              $    117
Ratio of Expenses to Average Net Assets.....................         1.15%(A)              1.15%                 1.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Reimbursement).............................................         1.87%(A)              2.61%                14.76%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (0.88)%(A)            (0.81)%               (0.32)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Reimbursement)..................................        (1.60)%(A)            (2.28)%              (13.93)%(A)
Portfolio Turnover Rate.....................................          102%                  174%                   17%(B)

                                                 (UNAUDITED)                           YEAR ENDED DECEMBER 31,
                                               SIX MONTHS ENDED      ------------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS A)               JUNE 30, 2002         2001          2000          1999          1998       1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........      $  7.08           $  8.03      $   9.06      $   9.26      $   9.25   $   7.97
Net Investment Income (Loss).................         0.00(F,G)        (0.01)(F)      0.06(F)       0.06(F)       0.06       0.04
Net Realized and Unrealized Gain (Loss) on
 Investments.................................        (1.16)            (0.94)        (0.03)         0.61          0.58       1.64
                                               ----------------------------------------------------------------------------------
Total from Investment Operations.............        (1.16)            (0.95)         0.03          0.67          0.64       1.68
                                               ----------------------------------------------------------------------------------
Dividends from Net Investment Income.........           --                --         (0.07)        (0.06)        (0.05)     (0.04)
Distributions from Capital Gains.............           --                --         (0.99)        (0.81)        (0.58)     (0.36)
                                               ----------------------------------------------------------------------------------
Total Distributions..........................           --                --         (1.06)        (0.87)        (0.63)     (0.40)
                                               -----------------------------------------------------------------------
Net Asset Value End of Period................      $  5.92           $  7.08      $   8.03      $   9.06      $   9.26   $   9.25
                                               ----------------------------------------------------------------------------------
Total Return(C)..............................       (16.38)%(B)       (11.83)%        0.46%         7.40%         7.05%     21.05%
Net Assets End of Period (In Thousands)......      $60,113           $82,109      $104,057      $144,519      $175,084   $156,608
Ratio of Expenses to Average Net Assets......         1.50%(A)          1.50%         1.51%         1.48%         1.50%      1.49%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)...................         1.68%(A)          1.58%         1.52%         1.48%         1.50%      1.49%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................        (0.10)%(A)        (0.08)%        0.77%         0.60%         0.57%      0.47%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)..............................        (0.28)%(A)        (0.16)%        0.77%         0.60%         0.57%      0.47%
Portfolio Turnover Rate......................           34%              130%           22%           95%           43%        28%

                                              (UNAUDITED)                             YEAR ENDED DECEMBER 31,
                                            SIX MONTHS ENDED      ---------------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS B)            JUNE 30, 2002         2001          2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......      $  6.96           $  7.93      $   8.96      $   9.17      $   9.19      $   7.93
Net Investment Income (Loss)..............        (0.02)(F)         (0.05)(F)      0.02(F)       0.00(F,G)       --(G)      (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................        (1.14)            (0.92)        (0.04)         0.61          0.57          1.63
                                            -------------------------------------------------------------------------------------
Total from Investment Operations..........        (1.16)            (0.97)        (0.02)         0.61          0.57          1.62
                                            -------------------------------------------------------------------------------------
Dividends from Net Investment Income......           --                --         (0.02)        (0.01)        (0.01)           --
Distributions from Capital Gains..........           --                --         (0.99)        (0.81)        (0.58)        (0.36)
                                            -------------------------------------------------------------------------------------
Total Distributions.......................           --                --         (1.01)        (0.82)        (0.59)        (0.36)
                                            -------------------------------------------------------------------------------------
Net Asset Value End of Period.............      $  5.80           $  6.96      $   7.93      $   8.96      $   9.17      $   9.19
                                            -------------------------------------------------------------------------------------
Total Return(D)...........................       (16.67)%(B)       (12.23)%       (0.12)%        6.75%         6.31%        20.45%
Net Assets End of Period (In Thousands)...      $72,447           $93,248      $111,848      $149,098      $161,552      $110,213
Ratio of Expenses to Average Net Assets...         2.05%(A)          2.05%         2.06%         2.03%         2.05%         2.04%
Ratio of Expenses to Average Net Assets
 (Excluding Reimbursement)................         2.23%(A)          2.13%         2.07%         2.03%         2.05%         2.04%
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................        (0.65)%(A)        (0.63)%        0.23%         0.04%         0.02%        (0.09)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding
 Reimbursement)...........................        (0.83)%(A)        (0.71)%        0.22%         0.04%         0.02%        (0.09)%
Portfolio Turnover Rate...................           34%              130%           22%           95%           43%           28%

                                                                                                                   FOR THE PERIOD
                                          (UNAUDITED)                     YEAR ENDED DECEMBER 31,                  MAY 1 THROUGH
                                        SIX MONTHS ENDED    ---------------------------------------------------     DECEMBER 31,
ENTERPRISE MANAGED FUND (CLASS C)        JUNE 30, 2002        2001          2000          1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...     $    6.96        $    7.93     $    8.96    $     9.09      $   9.21       $  8.24
Net Investment Income (Loss)..........         (0.02)(F)        (0.05)(F)      0.02(F)       0.00(F,G)    (0.01)           --
Net Realized and Unrealized Gain
 (Loss) on Investments................         (1.15)           (0.92)        (0.04)         0.68          0.49          1.38
                                        -----------------------------------------------------------------------------------------
Total from Investment Operations......         (1.17)           (0.97)        (0.02)         0.68          0.48          1.38
                                        -----------------------------------------------------------------------------------------
Dividends from Net Investment
 Income...............................            --               --         (0.02)           --         (0.02)        (0.05)
Distributions from Capital Gains......            --               --         (0.99)        (0.81)        (0.58)        (0.36)
                                        -----------------------------------------------------------------------------------------
Total Distributions...................            --               --         (1.01)        (0.81)        (0.60)        (0.41)
                                        -----------------------------------------------------------------------------------------
Net Asset Value End of Period.........     $    5.79        $    6.96     $    7.93    $     8.96      $   9.09       $  9.21
                                        -----------------------------------------------------------------------------------------
Total Return(D).......................        (16.81)%(B,C)    (12.23)%       (0.15)%        7.64%         5.36%        16.74%(B)
Net Assets End of Period (In
 Thousands)...........................     $   4,228        $   5,597     $   7,382    $    9,957      $ 11,654       $ 3,614
Ratio of Expenses to Average Net
 Assets...............................          2.05%(A)         2.05%         2.06%         2.03%         2.05%         2.06%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Reimbursement).....          2.23%(A)         2.13%         2.07%         2.03%         2.05%         2.06%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets................         (0.65)%(A)       (0.63)%        0.23%         0.05%         0.02%        (0.18)%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Reimbursement).......................         (0.83)%(A)       (0.71)%        0.22%         0.05%         0.02%        (0.18)%(A)
Portfolio Turnover Rate...............            34%             130%           22%           95%           43%           28%(A)

                                     (UNAUDITED)                                    YEAR ENDED DECEMBER 31,
                                   SIX MONTHS ENDED         -----------------------------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS Y)   JUNE 30, 2002            2001            2000            1999            1998            1997
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of
 Period..........................      $  7.10              $  8.01         $  9.05         $  9.25         $  9.27         $  7.98
Net Investment Income (Loss).....         0.01(F)              0.03(F)         0.10(F)         0.10(F)         0.10            0.08
Net Realized and Unrealized Gain
 (Loss) on Investments...........        (1.19)               (0.94)          (0.04)           0.62            0.55            1.64
                                   ------------------------------------------------------------------------------------------------
Total from Investment
 Operations......................        (1.18)               (0.91)           0.06            0.72            0.65            1.72
                                   ------------------------------------------------------------------------------------------------
Dividends from Net investment
 Income..........................           --                   --           (0.11)          (0.11)          (0.09)          (0.07)
Distributions from Capital
 Gains...........................           --                   --           (0.99)          (0.81)          (0.58)          (0.36)
                                   ------------------------------------------------------------------------------------------------
Total Distributions..............           --                   --           (1.10)          (0.92)          (0.67)          (0.43)
                                   ------------------------------------------------------------------------------------------------
Net Asset Value End of Period....      $  5.92              $  7.10         $  8.01         $  9.05         $  9.25         $  9.27
                                   ------------------------------------------------------------------------------------------------
Total Return.....................       (16.62)%(B)          (11.36)%          0.83%           7.94%           7.20%          21.60%
Net Assets End of Period (in
 thousands)......................      $   946              $43,417         $54,761         $81,090         $89,084         $80,879
Ratio of Expenses to Average Net
 Assets..........................         1.05%(A)             1.05%           1.06%           1.03%           1.05%           1.04%
Ratio of Expenses to Average Net
 Assets (Excluding
 Reimbursement)..................         1.20%(A)             1.13%           1.07%           1.03%           1.05%           1.04%
Ratio of Net Investment Income
 (Loss) to Average Net Assets....         0.28%(A)             0.37%           1.23%           1.04%           1.01%           0.92%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Reimbursement).......         0.13%(A)             0.29%           1.22%           1.04%           1.01%           0.92%
Portfolio Turnover Rate..........           34%                 130%             22%             95%             43%             28%

A Annualized.
B Not annualized.
C Total return does not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Ratio includes expenses paid indirectly.
F Based on average monthly shares outstanding for the period.
G Less than $0.01 per share.
H Does not reflect 0.02% of expense reduction due to an expense offset arrangement.

ADDITIONAL INFORMATION

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Proxy material, reports and other information can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. Shareholder inquiries should be addressed to Enterprise Funds at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-368-3527.

                               VOTING INFORMATION

     The presence, in person or by proxy, of a majority of the shares of each Acquired Fund outstanding and entitled to vote will constitute a quorum for the transaction of business at a Meeting.

     If a quorum is not present at a Meeting, or if a quorum is present at a Meeting but sufficient votes to approve the Proposals are not received, the holders of a majority of the shares represented at the Meeting may adjourn such meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable in the interests of the shareholders of such Acquired Fund.

     If a proxy that is properly executed and returned is accompanied by instructions to abstain or represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on the Proposal with respect to which the broker or nominee does not have discretionary power), the shares represented thereby, will be considered present for purposes of determining the existence of a quorum for the transaction of business, but, not being cast, will effectively be a vote against the Proposals, which requires approval of a majority of the shares represented at the Meeting and entitled to vote.

     The individuals named as proxies on the enclosed proxy cards will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the Proposals described in this proxy statement and referenced on the proxy card. You can also vote by telephone, with a toll-free call to the number on the proxy card, and through the Internet Web site stated on the proxy card. You are encouraged to vote by Internet or telephone, using the "control" number that appears on the enclosed proxy card. Subsequent to inputting this number, you will be prompted to provide your voting instruction for the Proposals. You will have an opportunity to review your voting instructions and make any necessary changes before submitting your voting instructions and terminating your telephone call or Internet link. If you vote on the Internet, in addition to confirming your voting instructions prior to submission, you will have the option to receive an e-mail confirming your voting instructions. These procedures, and certain other procedures that may be used, are designed to authenticate shareholders' identities, to allow you to authorize the voting of your shares in accordance with instructions and to confirm that your instructions have been properly recorded.

     You may revoke any proxy card by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by calling the toll-free telephone number on the proxy card, or through the Internet Web site stated on the proxy card. To be effective, your revocation must be received by the Fund prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     Each full share of each Acquired Fund outstanding is entitled to one vote, and each fractional share of the Acquired Fund outstanding is entitled to a proportionate share of one vote, with respect to the matter to be voted upon by the shareholders of that Fund. Management knows of no business to be presented at the Meeting other than the matters set forth in this proxy statement, but should any other matter requiring a vote of shareholders arise, the proxies will vote according to their best judgment in the interest of the Funds.

     The close of business on November 15, 2002 has been fixed as the record date for the determination of shareholders of the Acquired Funds entitled to notice of, and to vote at, the Meeting. On that date, each Acquired Fund had the following shares:


                                                                                      TOTAL
                          CLASS A         CLASS B        CLASS C      CLASS Y        NUMBER
                       -------------   -------------   -----------   ----------   -------------
Global Health Care...    877,993.565   1,027,724.214   267,321.772    33,046.52   2,206,086.071
Mid-Cap Growth.......  1,249,615.275   1,266,044.798   464,918.934   74,418.363   2,590,543.355


     The Proposal does not require separate voting by class. Each share of each class of the Acquired Funds is entitled to one vote.


     As of November 15, 2002, no shareholders owned beneficially or of record 5% or more of the outstanding shares of the Global Health Care, Capital Appreciation and Managed Funds. The following shareholder owned as of November 15, 2002 beneficially or of record 5% or more of the outstanding shares of the Mid-Cap Growth Fund:



                                                              SHARES OWNED   PERCENT OF TOTAL SHARES
                                                              ------------   -----------------------
MONY........................................................  288,898.958             9.46%
Attn: Michael Maher
1740 Broadway
Mail Drop 6-39A
New York, NY 10019-4315



     As of November 15, 2002, the Directors and Officers of the Enterprise Funds, as a group, owned less than 1% of the outstanding shares of the Acquired Funds and the Acquiring Funds.

                            SHAREHOLDERS' PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of an Acquired Fund must be received by such Acquired Fund a reasonable time before the Board's solicitation relating to such meeting is made in order to be included in the Proxy Statement and form of Proxy relating to that meeting. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. In the event that the Plan is approved at this Meeting, it is not expected that there will be any future shareholder meetings of each Acquired Fund.

                                          Catherine R. McClellan
                                          Secretary


Dated: December 27, 2002


ADDITIONAL INFORMATION

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Proxy material, reports and other information can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. Shareholder inquiries should be addressed to Enterprise Funds at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-368-3527.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

                         DATED AS OF FEBRUARY 15, 2003

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
  1. Defined Terms; Sections and Exhibits; Miscellaneous
    Terms.....................................................   A-1
    a. Definitions............................................   A-1
    b. Use of Defined Terms...................................   A-3
    c. Sections and Exhibits..................................   A-3
    d. Miscellaneous Terms....................................   A-3
  2. The Reorganization.......................................   A-3
    a. Transfer of Assets.....................................   A-3
    b. Assumption of Liabilities..............................   A-3
    c. Issuance and Valuation of Corresponding Shares in the
       Reorganization.........................................   A-3
    d. Distribution of Corresponding Shares to the Acquired
       Fund Shareholders......................................   A-4
    e. Interest; Proceeds.....................................   A-4
    f. Valuation Time.........................................   A-4
    g. Evidence of Transfer...................................   A-4
    h. Termination............................................   A-4
  3. Representations and Warranties of the Acquired Fund......   A-4
    a. Formation and Qualification............................   A-4
    b. Licenses...............................................   A-4
    c. Authority..............................................   A-4
    d. Financial Statements...................................   A-5
    e. Reports to Shareholders................................   A-5
    f. Prospectus and Statement of Additional Information.....   A-5
    g. Litigation.............................................   A-5
    h. Material Contracts.....................................   A-5
    i. No Conflict............................................   A-5
    j. Undisclosed Liabilities................................   A-5
    k. Taxes..................................................   A-5
    l. Assets.................................................   A-6
    m. Consents...............................................   A-6
    n. N-14 Registration Statement............................   A-6
    o. Capitalization.........................................   A-6
    p. Books and Records......................................   A-6
  4. Representations and Warranties of the Acquiring Fund.....   A-6
    a. Formation and Qualification............................   A-6
    b. Licenses...............................................   A-6
    c. Authority..............................................   A-7
    d. Financial Statements...................................   A-7
    e. Reports to Shareholders................................   A-7
    f. Prospectus and Statement of Additional Information.....   A-7
    g. Litigation.............................................   A-7
    h. Material Contracts.....................................   A-7
    i. No Conflict............................................   A-7
    j. Undisclosed Liabilities................................   A-8
    k. Taxes..................................................   A-8
    l. Consents...............................................   A-8
    m. N-l4 Registration Statement............................   A-8
    n. Capitalization.........................................   A-8
    o. Corresponding Shares...................................   A-8
  5. Covenants of the Acquired Fund and the Acquiring Fund....   A-9
    a. Special Shareholders' Meeting..........................   A-9
    b. Unaudited Financial Statements.........................   A-9
    c. Share Ledger Records of the Acquiring Fund.............   A-9
    d. Conduct of Business....................................   A-9
    e. Termination of the Acquired Fund.......................   A-9
    f. Filing of N-14 Registration Statement..................   A-9

                                                                PAGE
                                                                ----
    g. Corresponding Shares...................................   A-9
    h. Tax Returns............................................  A-10
    i. Combined Proxy Statement and Prospectus Mailing........  A-10
    j. Confirmation of Tax Basis..............................  A-10
    k. Shareholder List.......................................  A-10
  6. Closing Date.............................................  A-10
  7. Conditions of the Acquired Fund..........................  A-10
    a. Representations and Warranties.........................  A-10
    b. Performance............................................  A-10
    c. Shareholder Approval...................................  A-10
    d. Approval of Board of Directors.........................  A-10
    e. Deliveries by the Acquiring Fund.......................  A-11
    f. No Material Adverse Change.............................  A-11
    g. Absence of Litigation..................................  A-11
    h. Proceedings and Documents..............................  A-12
    i. N-14 Registration Statement............................  A-12
    j. Compliance with Laws; No Adverse Action or Decision....  A-12
    k. Commission Orders or Interpretations...................  A-12
  8. Conditions of the Acquiring Fund.........................  A-12
    a. Representations and Warranties.........................  A-12
    b. Performance............................................  A-12
    c. Shareholder Approval...................................  A-12
    d. Approval of Board of Directors.........................  A-12
    e. Deliveries by the Acquired Fund........................  A-13
    f. No Material Adverse Change.............................  A-13
    g. Absence of Litigation..................................  A-13
    h. Proceedings and Documents..............................  A-13
    i. N-l4 Registration Statement............................  A-13
    j. Compliance with Laws; No Adverse Action or Decision....  A-13
    k. Commission Orders or Interpretations...................  A-13
    l. Dividends..............................................  A-13
  9. Termination, Postponement and Waivers....................  A-14
    a. Termination of Agreement...............................  A-14
    b. Commission Order.......................................  A-14
    c. Effect of Termination..................................  A-14
    d. Waivers; Non-Material Changes..........................  A-14
  10. Survival of Representations and Warranties..............  A-14
  11. Other Matters...........................................  A-15
    a. Obligations............................................  A-15
    b. Further Assurances.....................................  A-15
    c. Notices................................................  A-15
    d. Entire Agreement.......................................  A-15
    e. Amendment..............................................  A-15
    f. Governing Law..........................................  A-16
    g. Assignment.............................................  A-16
    h. Costs of the Reorganization............................  A-16
    i. Severability...........................................  A-16
    j. Headings...............................................  A-16
    k. Counterparts...........................................  A-16

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 15th day of February 2003, by and between the Enterprise Global Health Care Fund (the "Acquired Fund") and the Enterprise Capital Appreciation Fund (the "Acquiring Fund"), each a separate investment portfolio of The Enterprise Group of Funds, Inc. (the "Corporation").

                             PLAN OF REORGANIZATION

     WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $0.001 per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

     WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of the Acquired Fund will be entitled to receive Class A, Class B, Class C and Class Y Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

     WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368 of the Code and the regulations thereunder.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" shall refer to Enterprise Global Health Care Fund.

          "Acquiring Fund" shall refer to Enterprise Capital Appreciation Fund.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Global Health Care Fund.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Global Health Care Fund.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of Enterprise Capital Appreciation Fund.

          "Corporation" shall refer to The Enterprise Group of Funds, Inc.

          "Corporation Articles of Incorporation" shall mean the Articles of Incorporation of the Corporation, dated as of July 30, 1987, as amended from time to time.

          "Corporation Prospectus" shall mean the prospectus relating to the
     Acquiring Fund and the Acquired Fund, dated      , 2002.

          "Corporation Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund and the
     Acquired Fund, dated      , 2002.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of a majority of the shares represented at the meeting of shareholders of the Acquired Fund and entitled to vote.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
     Section 3(n) hereof.

          "PwC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Corporation.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization.

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Corporation

Prospectus and the Corporation Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time.

          i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on February 15, 2003, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquired Fund (or the Corporation on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of December 31, 2001, said financial statements having been audited by PwC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Reports to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six months ended June 30, 2002 and the financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2002, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Directors of the Corporation, as required by Rule 17a-8(a) thereunder) or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico),
(ii) a Majority Shareholder Vote, and (iii) the approval of the Board of Directors of the Corporation.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Corporation, on behalf of the Acquiring Fund, on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement", on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 13,700,000,000 shares of common stock, par value $.001 per share, of which 800,000,000 shares are designated as the Acquired Fund. The Acquired Fund is divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquiring Fund (or the Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of December 31, 2001, said financial statements having been audited by PwC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Reports to Shareholders. The Acquired Fund has been furnished with the Acquiring Fund's Annual Report to Stockholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six months ended June 30, 2002 and the audited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus, or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2002 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Directors of the Corporation, as required by Rule 17a-8(a) thereunder), or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) the approval of the Board of Directors of the Corporation.

     m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 13,700,000,000 shares of common stock, par value $.001 per share, of which 800,000,000 shares are designated as the Acquiring Fund. The Acquiring Fund is divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. The Corporation, on behalf of the Acquired Fund, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

     f. Filing of N-14 Registration Statement. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation, on behalf of the Acquired Fund.

6. CLOSING DATE

     The closing of the transactions contemplated by this Agreement shall be at the offices of The Enterprise Group of Funds, Inc. after the close of the New York Stock Exchange on February 15, 2003, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

          iii. an opinion of PwC in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
     (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of PwC in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

          i. by the Acquired Fund or the Acquiring Fund if:

             (1) the Board of Directors of the Corporation so agree in writing;
        or

             (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

          ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

     a. Obligations. Copies of the Corporation Articles of Incorporation are on file with the Secretary of State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation on behalf of the Acquired Fund and on behalf of the Acquiring Fund.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

        If to the Acquired Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

        If to the Acquiring Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Georgia applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE GLOBAL HEALTH CARE FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                THE ENTERPRISE GROUP OF FUNDS, INC., ON
ATTEST:                                         BEHALF OF
                                                ENTERPRISE CAPITAL APPRECIATION FUND

By:                                             By:
--------------------------------------------    --------------------------------------------
    Name:                                           Name:
    Title:                                          Title:

                                                                      APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION

                           DATED AS OF FEBRUARY 15, 2003

                               TABLE OF CONTENTS


                                                                        PAGE
                                                                        ----
 1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.........   B-1
      a.  Definitions.................................................   B-1
      b.  Use of Defined Terms........................................   B-3
      c.  Sections and Exhibits.......................................   B-3
      d.  Miscellaneous Terms.........................................   B-3
 2. The Reorganization................................................   B-3
      a.  Transfer of Assets..........................................   B-3
      b.  Assumption of Liabilities...................................   B-3
      c.  Issuance and Valuation of Corresponding Shares in the
          Reorganization..............................................   B-3
      d.  Distribution of Corresponding Shares to the Acquired Fund
          Shareholders................................................   B-4
      e.  Interest; Proceeds..........................................   B-4
      f.  Valuation Time..............................................   B-4
      g.  Evidence of Transfer........................................   B-4
      h.  Termination.................................................   B-4
 3. Representations and Warranties of the Acquired Fund...............   B-4
      a.  Formation and Qualification.................................   B-4
      b.  Licenses....................................................   B-4
      c.  Authority...................................................   B-4
      d.  Financial Statements........................................   B-5
      e.  Reports to Shareholders.....................................   B-5
      f.  Prospectus and Statement of Additional Information..........   B-5
      g.  Litigation..................................................   B-5
      h.  Material Contracts..........................................   B-5
      i.  No Conflict.................................................   B-5
      j.  Undisclosed Liabilities.....................................   B-5
      k.  Taxes.......................................................   B-5
      l.  Assets......................................................   B-6
      m.  Consents....................................................   B-6
      n.  N-14 Registration Statement.................................   B-6
      o.  Capitalization..............................................   B-6
      p.  Books and Records...........................................   B-6
 4. Representations and Warranties of the Acquiring Fund..............   B-6
      a.  Formation and Qualification.................................   B-6
      b.  Licenses....................................................   B-6
      c.  Authority...................................................   B-7
      d.  Financial Statements........................................   B-7
      e.  Reports to Shareholders.....................................   B-7
      f.  Prospectus and Statement of Additional Information..........   B-7
      g.  Litigation..................................................   B-7
      h.  Material Contracts..........................................   B-7
      i.  No Conflict.................................................   B-7
      j.  Undisclosed Liabilities.....................................   B-8

                                                                        PAGE
                                                                        ----
      k.  Taxes.......................................................   B-8
      l.  Consents....................................................   B-8
      m.  N-l4 Registration Statement.................................   B-8
      n.  Capitalization..............................................   B-8
      o.  Corresponding Shares........................................   B-8
 5. Covenants of the Acquired Fund and the Acquiring Fund.............   B-9
      a.  Special Shareholders' Meeting...............................   B-9
      b.  Unaudited Financial Statements..............................   B-9
      c.  Share Ledger Records of the Acquiring Fund..................   B-9
      d.  Conduct of Business.........................................   B-9
      e.  Termination of the Acquired Fund............................   B-9
      f.  Filing of N-14 Registration Statement.......................   B-9
      g.  Corresponding Shares........................................   B-9
      h.  Tax Returns.................................................  B-10
      i.  Combined Proxy Statement and Prospectus Mailing.............  B-10
      j.  Confirmation of Tax Basis...................................  B-10
      k.  Shareholder List............................................  B-10
 6. Closing Date......................................................  B-10
 7. Conditions of the Acquired Fund...................................  B-10
      a.  Representations and Warranties..............................  B-10
      b.  Performance.................................................  B-10
      c.  Shareholder Approval........................................  B-10
      d.  Approval of Board of Directors..............................  B-10
      e.  Deliveries by the Acquiring Fund............................  B-11
      f.  No Material Adverse Change..................................  B-11
      g.  Absence of Litigation.......................................  B-11
      h.  Proceedings and Documents...................................  B-12
      i.  N-14 Registration Statement.................................  B-12
      j.  Compliance with Laws; No Adverse Action or Decision.........  B-12
      k.  Commission Orders or Interpretations........................  B-12
 8. Conditions of the Acquiring Fund..................................  B-12
      a.  Representations and Warranties..............................  B-12
      b.  Performance.................................................  B-12
      c.  Shareholder Approval........................................  B-12
      d.  Approval of Board of Directors..............................  B-12
      e.  Deliveries by the Acquired Fund.............................  B-13
      f.  No Material Adverse Change..................................  B-13
      g.  Absence of Litigation.......................................  B-13
      h.  Proceedings and Documents...................................  B-13
      i.  N-l4 Registration Statement.................................  B-13
      j.  Compliance with Laws; No Adverse Action or Decision.........  B-13
      k.  Commission Orders or Interpretations........................  B-13
      l.  Dividends...................................................  B-13
 9. Termination, Postponement and Waivers.............................  B-14

                                                                        PAGE
                                                                        ----
      a.  Termination of Agreement....................................  B-14
      b.  Commission Order............................................  B-14
      c.  Effect of Termination.......................................  B-14
      d.  Waivers; Non-Material Changes...............................  B-14
10. Survival of Representations and Warranties........................  B-14
11. Other Matters.....................................................  B-15
      a.  Obligations.................................................  B-15
      b.  Further Assurances..........................................  B-15
      c.  Notices.....................................................  B-15
      d.  Entire Agreement............................................  B-15
      e.  Amendment...................................................  B-15
      f.  Governing Law...............................................  B-16
      g.  Assignment..................................................  B-16
      h.  Costs of the Reorganization.................................  B-16
      i.  Severability................................................  B-16
      j.  Headings....................................................  B-16
      k.  Counterparts................................................  B-16

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 15th day of February 2003, by and between the Enterprise Mid-Cap Growth Fund (the "Acquired Fund") and the Enterprise Managed Fund (the "Acquiring Fund"), each a separate investment portfolio of The Enterprise Group of Funds, Inc. (the "Corporation").

                             PLAN OF REORGANIZATION

     WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the reorganization will consist of (i) the acquisition of the Acquired Fund's Assets (as defined herein), and assumption of the Acquired Fund's Assumed Liabilities (as defined herein), by the Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $0.001 per share, of the Acquiring Fund (the "Shares"), equal to the net asset value of the Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization");

     WHEREAS, in the course of the Reorganization, Shares of the Acquiring Fund will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Class Y shares of the Acquired Fund will be entitled to receive Class A, Class B, Class C and Class Y Shares, respectively (the "Corresponding Shares") of the Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein); and

     WHEREAS, it is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368 of the Code and the regulations thereunder.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, the Acquired Fund and the Acquiring Fund hereby agree as follows:

1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS

     a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" shall refer to Enterprise Mid-Cap Growth Fund.

          "Acquiring Fund" shall refer to Enterprise Managed Fund.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of Enterprise Mid-Cap Growth Fund.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of Enterprise Mid-Cap Growth Fund.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plan of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of Enterprise Technology Fund.

          "Corporation" shall refer to The Enterprise Group of Funds, Inc.

          "Corporation Articles of Incorporation" shall mean the Articles of Incorporation of the Corporation, dated as of July 30, 1987, as amended from time to time.

          "Corporation Prospectus" shall mean the prospectus relating to the
     Acquiring Fund and the Acquired Fund, dated        , 2002.

          "Corporation Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Fund and the
     Acquired Fund, dated        , 2002.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of a majority of the shares represented at the meeting of shareholders of the Acquired Fund and entitled to vote.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
     Section 3(n) hereof.

          "PwC" shall mean PricewaterhouseCoopers LLP, independent auditors of the Corporation.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plan of Reorganization.

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the Corporation

Prospectus and the Corporation Statement of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time.

          i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on February 15, 2003, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of the Corporation will be terminated as soon as practicable following the consummation of the Reorganization by making any required filings with the Secretary of State of Maryland, as provided in Section 5(e) hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquired Fund (or the Corporation on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. The Corporation, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of the Corporation or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of December 31, 2001, said financial statements having been audited by PwC. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Reports to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six months ended June 30, 2002 and the financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since June 30, 2002, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Directors of the Corporation, as required by Rule 17a-8(a) thereunder) or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico),
(ii) a Majority Shareholder Vote, and (iii) the approval of the Board of Directors of the Corporation.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by the Corporation, on behalf of the Acquiring Fund, on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement", on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 13,700,000,000 shares of common stock, par value $.001 per share, of which 800,000,000 shares are designated as the Acquired Fund. The Acquired Fund is divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of The Enterprise Group of Funds, Inc., a corporation duly organized, validly existing and in good standing in conformity with the laws of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

     b. Licenses. The Acquiring Fund (or the Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. The Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of December 31, 2001, said financial statements having been audited by PwC. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Reports to Shareholders. The Acquired Fund has been furnished with the Acquiring Fund's Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six months ended June 30, 2002 and the audited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the Corporation Prospectus and the Corporation Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which the Corporation, on behalf of the Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement, the Corporation Prospectus, or the Corporation Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by the Corporation, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Corporation Articles of Incorporation or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Corporation, on behalf of the Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2002 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act (including the determinations of the Board of Directors of the Corporation, as required by Rule 17a-8(a) thereunder), or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) the approval of the Board of Directors of the Corporation.

     m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Corporation Articles of Incorporation, the Corporation is authorized to issue 13,700,000,000 shares of common stock, par value $.001 per share, of which 800,000,000 shares are designated as the Acquiring Fund. The Acquiring Fund is divided into four classes designated Class A, Class B, Class C and Class Y shares, each such class consisting of 200,000,000 shares. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

          i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

          i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
     Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. The Corporation, on behalf of the Acquired Fund, agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

     f. Filing of N-14 Registration Statement. The Corporation, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by the Corporation, on behalf of the Acquired Fund.

6. CLOSING DATE

     The closing of the transactions contemplated by this Agreement shall be at the offices of The Enterprise Group of Funds, Inc. after the close of the New York Stock Exchange on February 15, 2003, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. CONDITIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, including a majority of the Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

          iii. an opinion of PwC in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes,
     (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement;
     (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. CONDITIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Directors. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Corporation, on behalf of the Acquired Fund, including a majority of the Directors who are not "interested persons" of the Corporation within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of the Corporation, on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

          ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of PwC in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since June 30, 2002 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

          i. by the Acquired Fund or the Acquiring Fund if:

             (1) the Board of Directors of the Corporation so agree in writing;
        or

             (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

          ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of the Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, or the Corporation, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of the Corporation against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. OTHER MATTERS

     a. Obligations. Copies of the Corporation Articles of Incorporation are on file with the Secretary of State of Maryland and notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation on behalf of the Acquired Fund and on behalf of the Acquiring Fund.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

        If to the Acquired Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

        If to the Acquiring Fund, to:

           The Enterprise Group of Funds, Inc.
           Atlanta Financial Center
           3343 Peachtree Road, N.E., Suite 450
           Atlanta, Georgia 30326
           Attention: Catherine R. McClellan

        With a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Georgia applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by Enterprise Capital Management, Inc. or an affiliate thereof, regardless of whether the Reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                                   THE ENTERPRISE GROUP OF FUNDS,
ATTEST:                                            INC., ON BEHALF OF
                                                   ENTERPRISE MID-CAP GROWTH FUND

By:                                                By:
--------------------------------------------       --------------------------------------------
    Name:                                              Name:
    Title:                                             Title:

                                                   THE ENTERPRISE GROUP OF FUNDS,
ATTEST:                                            INC., ON BEHALF OF
                                                   ENTERPRISE MANAGED FUND

By:                                                By:
--------------------------------------------       --------------------------------------------
    Name:                                              Name:
    Title:                                             Title:

                      STATEMENT OF ADDITIONAL INFORMATION
                      THE ENTERPRISE GROUP OF FUNDS, INC.
                   Capital Appreciation Fund and Managed Fund

                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                                 1-800-368-3527

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus and Proxy Statement (the "Prospectus and Proxy Statement"), dated December 27, 2002, which have been filed with the Securities and Exchange Commission by The Enterprise Group of Funds, Inc. (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Prospectus and Proxy Statement may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-368-3527. This Statement of Additional Information has been incorporated by reference into Prospectus and Proxy Statement.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus and Proxy Statement.

         Further information about the Capital Appreciation Fund and Managed Fund (the "Acquiring Funds") and the Global Health Care Fund and the Mid-Cap Growth Fund (the "Acquired Funds") is contained in the Enterprise Funds' Prospectus and Statement of Additional Information, dated November 29, 2002, each as supplemented, and the Annual Report to Shareholders of the Enterprise

Funds for the year ended December 31, 2001 and the Semi-Annual Report to Shareholders of the Enterprise Funds for the six months ended June 30, 2002.

         The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

         -        The Statement of Additional Information of the Acquiring Funds
                  and the Acquired Funds, dated          , 2002, as
                  supplemented.

         - The Annual Report of the Acquiring Funds and the Acquired Funds for the year ended December 31, 2001.

         - The Semi-Annual Report to the Shareholders of the Acquiring Funds and the Acquired Funds for the six months ended June 30, 2002.

         The date of this Statement of Additional Information is December 27, 2002.

         The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.


                               TABLE OF CONTENTS

General Information ................................................... B-__

Financial Statements .................................................. B-__


                              GENERAL INFORMATION

     The shareholders of each separate series of Enterprise Funds, a Maryland corporation, set forth below (each an "Acquired Fund," and collectively, the "Acquired Funds"), are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective series of Enterprise Funds set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

ACQUIRED FUND:                                  ACQUIRING FUND:
--------------                                  ---------------
  Global Health Care Fund                       Capital Appreciation Fund

  Mid-Cap Growth Fund                           Managed Fund

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding Shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the Plans will be held at the offices of Enterprise Funds, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 on February 10, 2003 at 3 p.m. Eastern Time. The approximate mailing date of the Prospectus and Proxy Statement is December 27, 2002.

For further information about the Reorganizations, see the Prospectus and Proxy Statement.

                              FINANCIAL STATEMENTS

     Pro forma financial statements relating to the Reorganizations are not included because the net asset value of each of the Acquired Funds does not exceed ten percent of the Capital Acquiring Funds' net asset value, respectively, as of November 12, 2002.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

       1 (a) Registrant's Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (b) Amendments to Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (c) Articles Supplementary to Charter [Articles of Incorporation] Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

       2          (a)   By-Laws. Incorporated herein by reference to
                  Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (b) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

       3          N/A

       4 Forms of Agreements and Plans of Reorganizations are included in Part A to the Registration Statement on Form N-14.

       5          Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).


       6          (a)     Restated Investment Adviser's Agreement among
                          Registrant and Enterprise Capital Management, Inc.
                          Incorporated herein by reference to Post-Effective
                          Amendment No. 63 to Registrant's Registration
                          Statement on Form N-1A (Reg. No. 2-28097), filed on
                          February 26, 2001.

                  (b) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (c) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (d) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (e) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (f) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.


                  (g) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (h) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (i) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and SSgA Funds Management, Inc. Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (j) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (k) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (l) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (m) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (n) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (o) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (p) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A
                          (Reg. No. 2-28097), filed on February 26, 2001.

                  (q) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (r) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (s) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-28097) filed on July 17, 2000.

                  (t) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 25, 2000.

                  (u) Fund Manager's Agreement among the Enterprise Group of Funds, Inc., Enterprise Capital, and Nicholas-Applegate Capital Management as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on September 29, 2000.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (w) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Wellington Management Company, LLP, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and UBS Global Asset Management (US) Inc. as sub-advisor. Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

                  (y) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor, Incorporated herein by reference to Post-Effective No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

         (7)      (a)     General Distributor's Agreement.

                  (b) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (8)      Not applicable.

       9 Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.

       10(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

       10(b) 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       11 Opinion and Consent of Counsel, as to the legality of the Securities being registered is filed herewith.

       12 Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus and proxy statement will be filed by amendment.

       13         N/A

       14 Consent of PricewaterhouseCoopers LLP. Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-101146).

       15         N/A

       16 Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

       17(a)      Form of Proxy Cards and voting forms is incorporated herein.

       17(b) Annual Report of Registrant, dated December 31, 2002, is incorporated herein by reference to Form N-30D of Registrant (Reg No. 2-28097), filed on February 22, 2002.

       17(c) Prospectus and statement of additional information of Registrant, dated November 29, 2002 is incorporated herein by reference.

       17(d) Semi-Annual Report of Registrant, dated June 30, 2002, is incorporated herein by reference to Form N-30D of Registrant (Reg No. 2-28097), filed on August 24, 2002.

       17(e)      Chairman's letter is filed herewith.

       17(f)      Questions and answers are filed herewith.

Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under Paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES



         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Atlanta, and state of Georgia, on the 3rd day of January, 2003. The Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ VICTOR UGOLYN
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


/s/ VICTOR UGOLYN
---------------------------------     Chairman, President and Chief            January 3, 2003
Victor Ugolyn                         Executive Officer

/s/ PHILLIP G. GOFF
---------------------------------     Principal Financial and Accounting       January 3, 2003
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 January 3, 2003

                *
---------------------------------
Samuel J. Foti                        Director                                 January 3, 2003

                *
---------------------------------
Arthur Howell                         Director                                 January 3, 2003

                *
---------------------------------
Lonnie H. Pope                        Director                                 January 3, 2003

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 January 3, 2003

                *
---------------------------------
Michael I. Roth                       Director                                 January 3, 2003

By: /s/ CATHERINE R. MCCLELLAN
   ------------------------------
   (Attorney-in-Fact)

                                [EXHIBIT INDEX]




    Exhibit                            Description
    Number                             -----------
    ------

11                  Opinion and Consent of Counsel.

17(a)               Forms of Proxy Cards and voting forms.

  (e)               Chairman's letter.

  (f)               Questions and answers.